DoubleLine Low Duration Bond Fund

Schedule of Investments

December 31, 2019 (Unaudited)

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
Asset Backed Obligations - 7.6%
10,847,100	AASET Ltd., Series 2019-2-A	3.38%	^	10/16/2039	10,874,142
6,238,383	Access Group, Inc., Series 2007-A-B (3 Month LIBOR USD + 0.55%, 0.55% Floor)	2.46%		02/25/2037	5,969,935
6,352,012	AccessLex Institute, Series 2004-2-A3 (3 Month LIBOR USD + 0.19%, 0.19% Floor)	2.13%		10/25/2024	6,224,123
8,368,903	Arivo Acceptance Auto Loan Receivables Trust, Series 2019-1-A	2.99%	^	07/15/2024	8,364,326
2,657,253	Avant Loans Funding Trust, Series 2017-B-C	4.99%	^	11/15/2023	2,662,708
8,105,020	Avant Loans Funding Trust, Series 2019-A-A	3.48%	^	07/15/2022	8,135,281
13,308,565	Avant Loans Funding Trust, Series 2019-B-A	2.72%	^	10/15/2026	13,322,233
5,799,928	CLUB Credit Trust, Series 2018-2-PT	7.03%	#^	02/15/2041	5,634,584
3,792,838	Commonbond Student Loan Trust, Series 2017-BGS-A1	2.68%	^	09/25/2042	3,788,208
3,697,761	Consumer Loan Underlying Bond Credit Trust, Series 2018-P1-A	3.39%	^	07/15/2025	3,710,410
5,688,145	Consumer Loan Underlying Bond Credit Trust, Series 2018-P2-A	3.47%	^	10/15/2025	5,720,511
14,121,551	Consumer Loan Underlying Bond Credit Trust, Series 2019-P2-A	2.47%	^	10/15/2026	14,130,770
6,354,934	Credit Acceptance Auto Loan Trust, Series 2017-2A-A	2.55%	^	02/17/2026	6,362,326
11,067,710	DRB Prime Student Loan Trust, Series 2015-D-A2	3.20%	^	01/25/2040	11,155,145
3,928,027	DRB Prime Student Loan Trust, Series 2016-R-A1 (1 Month LIBOR USD + 1.90%)	3.61%	^	10/25/2044	3,934,622
6,048,198	DRB Prime Student Loan Trust, Series 2016-R-A2	3.07%	^	10/25/2044	6,023,553
3,195,273	Earnest Student Loan Program, Series 2016-A-A2	2.50%	^	04/25/2033	3,180,027
6,786,411	Earnest Student Loan Program, Series 2017-A-A2	2.65%	^	01/25/2041	6,780,458
1,160,507	Flagship Credit Auto Trust, Series 2016-4-B	2.41%	^	10/15/2021	1,160,446
4,321,126	Flagship Credit Auto Trust, Series 2017-1-B	2.83%	^	03/15/2023	4,323,890
7,919,129	Foundation Finance Trust, Series 2019-1A-A	3.86%	^	11/15/2034	8,035,406
6,468,796	FREED Trust, Series 2019-1-A	3.42%	^	06/18/2026	6,503,310
4,969,233	GLS Auto Receivables Issuer Trust, Series 2019-1A-A	3.37%	^	01/17/2023	4,999,265
11,269,880	GLS Auto Receivables Issuer Trust, Series 2019-2A-A	3.06%	^	04/17/2023	11,330,502
3,149,208	Hilton Grand Vacations Trust, Series 2018-AA-A	3.54%	^	02/25/2032	3,239,599
4,741,853	Jimmy Johns Funding LLC, Series 2017-1A-A2I	3.61%	^	07/30/2047	4,759,245
15,750,000	Kabbage Funding LLC, Series 2019-1-A	3.83%	^	03/15/2024	15,927,295
14,100,338	Laurel Road Prime Student Loan Trust, Series 2019-A-A1FX	2.34%	^	10/25/2048	14,100,357
19,265,277	Lendingpoint 2019-2 Asset Securitization Trust, Series 2019-2-A	3.07%	^	11/10/2025	19,262,168
5,076,396	Marlette Funding Trust, Series 2018-3A-A	3.20%	^	09/15/2028	5,086,600
5,320,930	Marlette Funding Trust, Series 2019-1A-A	3.44%	^	04/16/2029	5,360,419
11,047,505	Marlette Funding Trust, Series 2019-2A-A	3.13%	^	07/16/2029	11,120,204
11,263,369	Marlette Funding Trust, Series 2019-3A-A	2.69%	^	09/17/2029	11,307,062
12,719,340	Marlette Funding Trust, Series 2019-4A-A	2.39%	^	12/17/2029	12,730,842
5,127,192	Navient Private Education Loan Trust, Series 2019-CA-A1	2.82%	^	02/15/2068	5,155,933
19,935,490	NP SPE II LLC, Series 2019-2A-A1	2.86%	^	11/19/2049	19,914,448
7,241,967	NP SPE LLC, Series 2019-1A-A1	2.57%	^	09/20/2049	7,231,768
25,356,868	OneMain Financial Issuance Trust, Series 2017-1A-A1	2.37%	^	09/14/2032	25,356,607
14,262,076	Pagaya AI Debt Selection Trust, Series 2019-3-A	3.82%	^	11/16/2026	14,292,705
2,977,910	Prosper Marketplace Issuance Trust, Series 2018-2A-A	3.35%	^	10/15/2024	2,983,886
5,183,798	Prosper Marketplace Issuance Trust, Series 2019-1A-A	3.54%	^	04/15/2025	5,202,451
2,943,721	Prosper Marketplace Issuance Trust, Series 2019-2A-A	3.20%	^	09/15/2025	2,953,741
19,662,788	Prosper Marketplace Issuance Trust, Series 2019-4A-A	2.48%	^	02/17/2026	19,656,903
1,842,805	SCF Equipment Leasing LLC, Series 2017-1A-A	3.77%	^	01/20/2023	1,854,601
4,567,699	SCF Equipment Leasing LLC, Series 2017-2A-A	3.41%	^	12/20/2023	4,571,572
3,631,949	Sierra Timeshare Receivables Funding LLC, Series 2016-2A-A	2.33%	^	07/20/2033	3,623,849
10,477,422	SLM Private Credit Student Loan Trust, Series 2006-A-A5 (3 Month LIBOR USD + 0.29%, 0.29% Floor)	2.18%		06/15/2039	10,215,864
6,244,903	SLM Private Credit Student Loan Trust, Series 2006-B-A5 (3 Month LIBOR USD + 0.27%, 0.27% Floor)	2.16%		12/15/2039	6,063,784
308,936	SoFi Consumer Loan Program LLC, Series 2016-1-A	3.26%	^	08/25/2025	311,316
872,700	SoFi Consumer Loan Program LLC, Series 2016-3-A	3.05%	^	12/26/2025	874,245
3,668,533	SoFi Consumer Loan Program LLC, Series 2017-6-A2	2.82%	^	11/25/2026	3,681,050
951,653	SoFi Consumer Loan Program LLC, Series 2016-2-A	3.09%	^	10/27/2025	955,123
2,354,106	SoFi Consumer Loan Program LLC, Series 2017-1-A	3.28%	^	01/26/2026	2,361,625
1,719,114	SoFi Consumer Loan Program LLC, Series 2017-2-A	3.28%	^	02/25/2026	1,726,054
2,259,087	SoFi Consumer Loan Program LLC, Series 2017-3-A	2.77%	^	05/25/2026	2,267,390
3,349,243	SoFi Consumer Loan Program LLC, Series 2017-5-A2	2.78%	^	09/25/2026	3,362,069
21,511,061	SoFi Professional Loan Program LLC, Series 2019-C-A1FX	2.13%	^	11/16/2048	21,506,903
4,839,213	SoFi Professional Loan Program LLC, Series 2015-C-A2	2.51%	^	08/25/2033	4,842,189
2,938,502	SoFi Professional Loan Program LLC, Series 2016-A-A2	2.76%	^	12/26/2036	2,948,825
4,202,594	SoFi Professional Loan Program LLC, Series 2017-A-A2B	2.40%	^	03/26/2040	4,211,332
3,307,069	SoFi Professional Loan Program LLC, Series 2019-A-A1FX	3.18%	^	06/15/2048	3,336,514
2,487,815	SoFi Consumer Loan Program Trust, Series 2018-3-A1	3.20%	^	08/25/2027	2,491,768
5,600,566	SoFi Consumer Loan Program Trust, Series 2019-1-A	3.24%	^	02/25/2028	5,640,731
13,444,721	SoFi Consumer Loan Program Trust, Series 2019-2-A	3.01%	^	04/25/2028	13,547,380
10,000,000	SoFi Consumer Loan Program Trust, Series 2019-F-PT1	1.87%	#^	02/15/2045	10,121,350
2,568,881	SoFi Professional Loan Program Trust, Series 2018-D-A1FX	3.12%	^	02/25/2048	2,583,287
3,586,586	Springleaf Funding Trust, Series 2016-AA-A	2.90%	^	11/15/2029	3,588,129
25,000,000	Springleaf Funding Trust, Series 2017-AA-A	2.68%	^	07/15/2030	25,019,640
211,846	Spruce Asset Backed Securities Trust, Series 2016-E1-A	4.32%	^	06/15/2028	216,110
1,312,083	TAL Advantage LLC, Series 2013-2A-A	3.55%	^	11/20/2038	1,310,307
5,000,000	Tesla Auto Lease Trust, Series 2019-A-C	2.68%	^	01/20/2023	4,984,266
7,258,229	Triton Container Finance LLC, Series 2017-2A-A	3.62%	^	08/20/2042	7,252,735
4,107,131	Upgrade Master Pass-Thru Trust, Series 2019-ST1-A	4.00%	^	07/15/2025	4,133,839
562,002	Upgrade Receivables Trust, Series 2018-1A-A	3.76%	^	11/15/2024	563,262
6,981,202	Upgrade Receivables Trust, Series 2019-1A-A	3.48%	^	03/15/2025	7,008,434
4,670,000	Upstart Securitization Trust, Series 2019-1-B	4.19%	^	04/20/2026	4,712,502
16,780,331	Upstart Securitization Trust, Series 2019-2-A	2.90%	^	09/20/2029	16,829,867
16,011,630	Westlake Automobile Receivables Trust, Series 2017-2A-C	2.59%	^	12/15/2022	16,029,886
12,000,000	Westlake Automobile Receivables Trust, Series 2018-2A-B	3.20%	^	01/16/2024	12,040,164
5,000,000	Westlake Automobile Receivables Trust, Series 2019-2A-A2A	2.57%	^	02/15/2023	5,014,047

Total Asset Backed Obligations (Cost $588,479,085)					589,770,423

Bank Loans - 2.6%
5,149,007	1011778 B.C. Unlimited Liability Company, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 1.75%)	3.55%		11/19/2026	5,161,210
3,826,273	AECOM Technology Corporation, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 1.75%)	3.55%		03/13/2025	3,839,187
6,217,202	Aramark Services, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 1.75%)	3.45%		03/11/2025	6,252,173
5,761,042	Axalta Coating Systems Dutch Holding B.B.V., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 1.75%)	3.69%		05/31/2024	5,781,839
5,721,204	Berry Global, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.50%)	4.22%		07/01/2026	5,744,661
5,660,751	Charter Communications Operating LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 1.75%)	3.55%		02/01/2027	5,703,235
5,713,891	CSC Holdings LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.25%)	3.99%		07/17/2025	5,732,146
5,575,841	Dell International LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.00%, 0.75% Floor)	3.80%		09/19/2025	5,621,870
3,493,051	ESH Hospitality, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.00%)	3.80%		09/18/2026	3,526,270
249,255	Generac Power Systems, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 1.75%)	3.44%		12/11/2026	250,813
6,050,000	Go Daddy Operating Company LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 1.75%)	3.55%		02/15/2024	6,090,505
3,247,352	Gray Television, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.50%)	4.20%		01/02/2026	3,272,470
5,245,094	Grifols Worldwide Operations USA, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.00%)	3.74%		11/15/2027	5,296,182
6,107,198	HCA, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 1.75%)	3.55%		03/18/2026	6,150,864
4,176,654	HD Supply, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 1.75%)	3.55%		10/17/2023	4,210,568
5,646,161	Hilton Worldwide Finance LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 1.75%)	3.54%		06/22/2026	5,691,217
3,535,699	IAA, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.25%)	4.00%		06/29/2026	3,568,846
5,685,946	IQVIA, Inc., Senior Secured First Lien Term Loan (2 Month LIBOR USD + 1.75%)	3.69%		06/09/2025	5,723,274
3,873,776	Iron Mountain Information Management LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 1.75%)	3.55%		01/02/2026	3,870,134
5,693,297	Jacobs Douwe Egberts International B.V., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.00%)	3.75%		11/03/2025	5,730,076
5,912,851	JBS USA Lux S.A., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.00%)	3.80%		05/01/2026	5,974,433
2,446,744	KAR Auction Services, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.25%)	4.06%		09/19/2026	2,467,395
5,672,425	KFC Holding Company, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 1.75%)	3.49%		04/03/2025	5,699,029
1,940,438	Lamar Media Corporation, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 1.75%)	3.56%		03/14/2025	1,954,991
3,856,010	Level 3 Financing Inc, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 1.75%)	3.55%		03/01/2027	3,874,095
4,163,115	MGM Growth Properties Operating Partnership LP, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.00%)	3.80%		03/21/2025	4,187,677
5,696,851	Microchip Technology Incorporated, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.00%)	3.80%		05/29/2025	5,737,811
4,255,000	Nexstar Broadcasting, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.75%)	4.45%		09/18/2026	4,284,742
1,965,000	Open Text Corporation, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 1.75%)	3.55%		05/30/2025	1,975,238
3,722,657	RPI Finance Trust, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.00%)	3.80%		03/27/2023	3,758,152
5,638,050	Science Applications International Corporation, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 1.75%)	3.55%		10/31/2025	5,663,590
6,130,000	ServiceMaster Company LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 1.75%)	3.56%		11/05/2026	6,165,769
3,763,390	Six Flags Theme Parks, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 1.75%)	3.55%		04/17/2026	3,785,971
6,043,051	Syneos Health, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.00%)	3.91%		08/01/2024	6,088,374
6,435,002	Trans Union LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 1.75%)	3.55%		11/13/2026	6,469,011
4,521,390	Universal Health Services, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 1.75%)	3.55%		10/31/2025	4,566,604
6,124,650	US Foods, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.00%, 0.75% Floor)	3.80%		09/14/2026	6,160,081
5,730,748	VICI Properties 1 LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.00%)	3.79%		12/20/2024	5,765,735
3,799,969	Virgin Media Bristol LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.50%)	4.24%		01/31/2028	3,828,715
1,067,142	Vistra Operations Company LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 1.75%)	3.49%		12/31/2025	1,075,023
4,549,396	(1 Month LIBOR USD + 1.75%)	3.55%		12/31/2025	4,582,994
3,613,599	W.R. Grace & Company, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 1.75%)	3.69%		04/03/2025	3,635,281
2,107,933	W.R. Grace & Company, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 1.75%)	3.69%		04/03/2025	2,120,580
5,653,467	Wyndham Hotels & Resorts, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 1.75%)	3.55%		05/30/2025	5,688,801

Total Bank Loans (Cost $201,502,432)					202,727,632

Collateralized Loan Obligations - 13.6%
25,000,000	AIMCO, Series 2015-AA-AR (3 Month LIBOR USD + 0.85%, 0.85% Floor)	2.85%	^	01/15/2028	24,976,490
16,893,918	Apres Static Ltd., Series 2019-1A-A1 (3 Month LIBOR USD + 1.17%, 1.17% Floor)	3.17%	^	01/15/2027	16,880,236
20,000,000	Assurant Ltd., Series 2019-1A-A (3 Month LIBOR USD + 1.35%, 1.35% Floor)	3.32%	^	04/20/2030	20,044,828
17,000,000	Atlas Senior Loan Fund Ltd., Series 2013-1A-AR (3 Month LIBOR USD + 0.83%)	2.73%	^	11/17/2027	16,984,724
20,000,000	Avery Point Ltd., Series 2015-6A-AR (3 Month LIBOR USD + 1.05%)	2.94%	^	08/05/2027	19,979,909
29,500,000	Avery Point Ltd., Series 2015-7A-AR (3 Month LIBOR USD + 1.14%)	3.14%	^	01/15/2028	29,428,228
5,987,000	Babson Ltd., Series 2015-2A-AR (3 Month LIBOR USD + 1.19%)	3.16%	^	10/20/2030	5,997,088
44,000,000	Battalion Ltd., Series 2014-7A-A1RR (3 Month LIBOR USD + 1.04%)	3.04%	^	07/17/2028	43,986,638
42,000,000	CarVal Ltd., Series 2019-1A-AN (3 Month LIBOR USD + 1.48%, 1.48% Floor)	3.45%	^	04/20/2032	42,115,163
35,000,000	Cathedral Lake Ltd., Series 2018-5A-A1 (3 Month LIBOR USD + 1.20%, 1.20% Floor)	3.17%	^	10/21/2030	34,868,888
26,500,000	CFIP Ltd., Series 2014-1A-AR (3 Month LIBOR USD + 1.32%)	3.32%	^	07/13/2029	26,524,093
3,000,000	CRMN Mortgage Trust, Series 2018-1A-A1 (3 Month LIBOR USD + 1.25%, 1.25% Floor)	3.19%	^	10/25/2031	2,964,421
20,000,000	Crown Point Ltd., Series 2018-6A-A1 (3 Month LIBOR USD + 1.17%, 1.17% Floor)	3.14%	^	10/20/2028	19,976,651
21,000,000	Dryden Ltd., Series 2019-75A-AR (3 Month LIBOR USD + 1.20%, 1.20% Floor)	3.20%	^	07/15/2030	21,017,895
5,585,000	Greywolf Ltd., Series 2015-1A-A1R (3 Month LIBOR USD + 1.16%, 1.16% Floor)	3.10%	^	01/27/2031	5,573,415
9,100,000	Greywolf Ltd., Series 2018-2A-A1 (3 Month LIBOR USD + 1.18%, 1.18% Floor)	3.15%	^	10/20/2031	9,065,585
158,328	Halcyon Loan Advisors Funding Ltd., Series 2014-1A-A1R (3 Month LIBOR USD + 1.13%)	3.13%	^	04/18/2026	158,450
10,877,864	Halcyon Loan Advisors Funding Ltd., Series 2014-3A-AR (3 Month LIBOR USD + 1.10%)	3.05%	^	10/22/2025	10,882,902
25,000,000	Halcyon Loan Advisors Funding Ltd., Series 2015-3A-A1R (3 Month LIBOR USD + 0.90%)	2.90%	^	10/18/2027	25,006,545
9,000,000	Harbourview Ltd., Series 7RA-A1 (3 Month LIBOR USD + 1.13%, 1.13% Floor)	3.13%	^	07/18/2031	8,937,442
2,878,282	Jamestown Ltd., Series 2014-4A-A1AR (3 Month LIBOR USD + 0.69%)	2.69%	^	07/15/2026	2,877,570
10,500,000	Jamestown Ltd., Series 2018-6RA-A1 (3 Month LIBOR USD + 1.15%, 1.15% Floor)	3.09%	^	04/25/2030	10,436,027
10,000,000	Jefferson Mill Ltd., Series 2015-1A-AR (3 Month LIBOR USD + 1.18%)	3.14%	^	10/20/2031	9,867,478
22,000,000	Kingsland Ltd., Series 2018-8A-A (3 Month LIBOR USD + 1.12%, 1.12% Floor)	3.09%	^	04/20/2031	21,883,897
35,000,000	LCM LP, Series 19A-AR (3 Month LIBOR USD + 1.24%, 1.24% Floor)	3.24%	^	07/15/2027	35,017,308
8,750,000	Madison Park Funding Ltd., Series 2012-10A-AR2 (3 Month LIBOR USD + 1.22%)	3.19%	^	01/20/2029	8,762,515
26,000,000	Madison Park Funding Ltd., Series 2013-11A-AR (3 Month LIBOR USD + 1.16%)	3.09%	^	07/23/2029	25,999,203
20,685,000	Marathon Ltd., Series 2013-5A-A1R (3 Month LIBOR USD + 0.87%)	2.76%	^	11/21/2027	20,634,944
3,000,000	Marathon Ltd., Series 2017-9A-A2 (3 Month LIBOR USD + 1.75%)	3.75%	^	04/15/2029	3,001,525
24,100,000	Marathon Ltd., Series 2018-12A-A1 (3 Month LIBOR USD + 1.18%)	3.18%	^	04/18/2031	23,977,814
13,500,000	Marble Point Ltd., Series 2018-2A-A1 (3 Month LIBOR USD + 1.33%, 1.33% Floor)	3.30%	^	01/20/2032	13,475,737
41,500,000	Midocean Credit, Series 2017-7A-A1 (3 Month LIBOR USD + 1.32%)	3.32%	^	07/15/2029	41,539,276
35,000,000	MP Ltd., Series 2013-2A-ARR (3 Month LIBOR USD + 1.28%)	3.22%	^	07/25/2029	34,999,872
13,000,000	MP Ltd., Series 2015-1A-ARR (3 Month LIBOR USD + 1.08%)	3.08%	^	10/18/2028	12,996,648
25,000,000	MP Ltd., Series 2015-2A-AR (3 Month LIBOR USD + 0.91%)	2.85%	^	10/28/2027	24,957,206
25,000,000	Ocean Trails V, Series 2014-5A-ARR (3 Month LIBOR USD + 1.28%, 1.28% Floor)	3.28%	^	10/13/2031	24,735,801
16,500,000	OCP Ltd., Series 2014-5A-A1R (3 Month LIBOR USD + 1.08%, 1.08% Floor)	3.02%	^	04/26/2031	16,400,017
14,537,950	Palmer Square Loan Funding Ltd., Series 2018-5A-A1 (3 Month LIBOR USD + 0.85%, 0.85% Floor)	2.82%	^	01/20/2027	14,524,505
34,000,000	Park Avenue Institutional Advisers Ltd., Series 2018-1A-A1A (3 Month LIBOR USD + 1.28%, 1.28% Floor)	3.25%	^	10/20/2031	33,982,818
25,000,000	Race Point Ltd., Series 2015-9A-A1AR (3 Month LIBOR USD + 1.21%)	3.21%	^	10/15/2030	24,983,720
12,500,000	Regatta Funding Ltd., Series 2018-3A-A (3 Month LIBOR USD + 1.19%)	3.13%	^	10/25/2031	12,434,324
10,000,000	Riserva Ltd., Series 2016-3A-AR (3 Month LIBOR USD + 1.14%)	3.14%	^	10/18/2028	10,006,421
22,000,000	Romark Ltd., Series 2018-1A-A1 (3 Month LIBOR USD + 1.03%)	3.00%	^	04/20/2031	21,884,500
16,000,000	Sound Point Ltd., Series 2014-2RA-A (3 Month LIBOR USD + 1.25%, 1.25% Floor)	3.22%	^	10/20/2031	15,964,558
25,000,000	Sound Point Ltd., Series 2015-1RA-A (3 Month LIBOR USD + 1.36%, 1.36% Floor)	3.36%	^	04/15/2030	25,008,608
2,365,000	Steele Creek Ltd., Series 2014-1RA-A (3 Month LIBOR USD + 1.07%, 1.07% Floor)	3.04%	^	04/21/2031	2,339,332
18,000,000	Steele Creek Ltd., Series 2019-2A-A1 (3 Month LIBOR USD + 1.36%, 1.36% Floor)	3.49%	^	07/15/2032	17,966,750
20,000,000	TCI-Flatiron Ltd., Series 2016-1A-AR (3 Month LIBOR USD + 1.22%, 1.22% Floor)	3.22%	^	07/17/2028	19,970,075
44,000,000	Tralee Ltd., Series 2019-6A-A1 (3 Month LIBOR USD + 1.45%)	3.47%	^	10/25/2032	43,996,514
10,000,000	Trimaran CAVU LLC, Series 2019-1A-A1 (3 Month LIBOR USD + 1.46%, 1.46% Floor)	3.43%	^	07/20/2032	9,979,722
22,000,000	Vibrant Ltd., Series 2015-3A-A1RR (3 Month LIBOR USD + 1.25%)	3.22%	^	10/20/2031	21,893,073
24,700,000	Wellfleet Ltd., Series 2016-1A-AR (3 Month LIBOR USD + 0.91%)	2.88%	^	04/20/2028	24,606,042
20,000,000	Wellfleet Ltd., Series 2017-2A-A1 (3 Month LIBOR USD + 1.25%)	3.22%	^	10/20/2029	20,009,279
2,890,930	WhiteHorse Ltd., Series 2014-1A-AR (3 Month LIBOR USD + 0.90%)	2.81%	^	05/01/2026	2,890,532
1,758,170	Zais Ltd., Series 2014-2A-A1AR (3 Month LIBOR USD + 1.20%)	3.14%	^	07/25/2026	1,758,694
13,000,000	Zais Ltd., Series 2016-2A-A1 (3 Month LIBOR USD + 1.53%)	3.53%	^	10/15/2028	13,004,339

Total Collateralized Loan Obligations (Cost $1,055,229,466)					1,054,136,235

Foreign Corporate Bonds - 15.5%
13,200,000	Adani Ports & Special Economic Zone Ltd.	3.95%		01/19/2022	13,528,142
5,906,000	AerCap Global Aviation Trust	4.63%		10/30/2020	6,024,635
1,370,000	AES Dominicana	7.95%		05/11/2026	1,457,827
5,926,000	AES Gener S.A. (5 Year Swap Rate USD + 4.64%)	7.13%		03/26/2079	6,229,949
3,500,000	AES Gener S.A. (5 Year Swap Rate USD + 4.64%)	7.13%	^	03/26/2079	3,679,518
5,802,000	Alibaba Group Holding Ltd.	3.13%		11/28/2021	5,918,350
11,625,000	AstraZeneca PLC	2.38%		11/16/2020	11,663,595
600,000	AstraZeneca PLC	2.38%		06/12/2022	606,866
6,115,000	Avolon Holdings Funding Ltd.	3.63%	^	05/01/2022	6,273,073
29,000,000	Axiata SPV2 BHD	3.47%		11/19/2020	29,250,270
18,420,000	Banco Bradesco S.A.	5.90%		01/16/2021	19,035,228
9,200,000	Banco BTG Pactual S.A.	4.00%		01/16/2020	9,209,292
2,500,000	Banco BTG Pactual S.A. (5 Year CMT Rate + 5.26%)	7.75%	^	02/15/2029	2,651,525
3,600,000	Banco de Reservas de la Republica Dominicana	7.00%		02/01/2023	3,798,036
4,831,000	Banco del Estado de Chile	2.67%		01/08/2021	4,847,234
8,500,000	Banco del Estado de Chile	3.88%		02/08/2022	8,759,951
12,785,000	Banco do Brasil S.A. (10 Year CMT Rate + 7.78%)	8.50%	†	10/20/2020	13,330,856
4,500,000	Banco Internacional del Peru S.A.A.	3.38%		01/18/2023	4,552,492
8,000,000	Banco Latinoamericano do Comercio Exterior S.A.	3.25%		05/07/2020	8,043,180
20,200,000	Banco Mercantil del Norte S.A. (5 Year CMT Rate + 5.04%)	6.88%	†	07/06/2022	21,178,589
23,500,000	Banco Nacional de Comercio Exterior S.N.C. (5 Year CMT Rate + 3.00%)	3.80%		08/11/2026	23,831,526
2,000,000	Banco Santander (5 Year CMT Rate + 3.00%)	5.95%	^	10/01/2028	2,148,215
3,094,000	Banco Santander	2.50%		12/15/2020	3,096,785
15,086,000	Bancolombia S.A.	5.95%		06/03/2021	15,884,049
9,490,000	Bangkok Bank PCL	4.80%		10/18/2020	9,680,127
5,683,000	Bangkok Bank PCL	3.88%		09/27/2022	5,905,670
3,300,000	Banistmo S.A.	3.65%		09/19/2022	3,342,313
2,400,000	Banistmo S.A.	3.65%	^	09/19/2022	2,430,773
12,618,000	Barclays Bank PLC	2.65%		01/11/2021	12,701,267
10,000,000	BBVA Banco Continental S.A.	5.00%		08/26/2022	10,628,220
6,700,000	BBVA Bancomer S.A.	7.25%		04/22/2020	6,783,415
10,950,000	BBVA Bancomer S.A.	6.50%		03/10/2021	11,435,413
5,200,000	BBVA Bancomer S.A.	6.75%		09/30/2022	5,670,808
3,421,000	BBVA Bancomer S.A. (5 Year CMT Rate + 3.00%)	5.35%		11/12/2029	3,464,986
11,000,000	BDO Unibank, Inc.	2.63%		10/24/2021	11,015,248
11,400,000	Bharat Petroleum Corporation Ltd.	4.63%		10/25/2022	11,855,430
4,620,000	Brasil Bolsa Balcao S.A	5.50%		07/16/2020	4,702,686
12,500,000	C&W Senior Financing DAC	7.50%		10/15/2026	13,564,781
4,900,000	Cemex S.A.B. de C.V.	6.13%		05/05/2025	5,094,015
3,750,000	Cemex S.A.B. de C.V.	7.75%		04/16/2026	4,085,063
3,000,000	CK Hutchison International Ltd.	2.88%		04/05/2022	3,032,533
14,000,000	CK Hutchison International Ltd.	2.88%	^	04/05/2022	14,151,820
8,200,000	CNOOC Finance Ltd.	2.63%		05/05/2020	8,209,527
17,900,000	CNOOC Finance Ltd.	3.88%		05/02/2022	18,507,053
16,791,000	CNPC General Capital Ltd.	3.95%		04/19/2022	17,391,942
7,129,000	CNPC Overseas Capital Ltd.	4.50%		04/28/2021	7,328,965
5,962,000	Coca-Cola Femsa S.A.B. de C.V.	4.63%		02/15/2020	5,977,030
3,514,000	Colombia Telecomunicaciones S.A.	5.38%		09/27/2022	3,546,540
6,965,000	Colombia Telecomunicaciones S.A. (5 Year Swap Rate USD + 6.96%)	8.50%	†	03/30/2020	7,058,644
5,915,000	Comcel Trust	6.88%		02/06/2024	6,075,267
3,670,000	Commonwealth Bank of Australia	2.05%	^	09/18/2020	3,673,114
2,275,000	Commonwealth Bank of Australia	2.75%	^	03/10/2022	2,314,955
900,000	Corporacion Nacional del Cobre de Chile	3.88%		11/03/2021	923,701
6,125,000	Credit Suisse Group AG (3 Month LIBOR USD + 1.24%)	3.13%	^	06/12/2024	6,201,464
212,000	DBS Group Holdings Ltd.	2.85%	^	04/16/2022	215,463
4,688,000	DBS Group Holdings Ltd.	2.85%		04/16/2022	4,764,568
2,500,000	DBS Group Holdings Ltd. (3 Month LIBOR USD + 0.62%)	2.56%		07/25/2022	2,512,490
2,000,000	DBS Group Holdings Ltd. (5 Year Mid Swap Rate USD + 1.59%)	4.52%		12/11/2028	2,130,458
20,027,000	DBS Group Holdings Ltd. (5 Year Swap Rate USD + 2.39%)	3.60%	†	09/07/2021	20,215,654
6,320,000	Delek & Avner Tamar Bond Ltd.	4.44%	^	12/30/2020	6,420,245
3,400,000	Digicel Group Ltd.	8.25%	^	09/30/2022	827,118
7,800,000	ECL S.A.	5.63%		01/15/2021	8,049,035
1,000,000	Empresa Electrica Guacolda S.A.	4.56%		04/30/2025	911,317
14,055,552	ENA Norte Trust	4.95%		04/25/2023	14,553,469
1,796,000	JBS Investments GMBH	6.25%		02/05/2023	1,819,195
1,850,000	Export Import Bank of Thailand (3 Month LIBOR USD + 0.85%)	2.76%		05/23/2024	1,861,012
1,700,000	Export Import Bank of Thailand (3 Month LIBOR USD + 0.90%)	2.80%		11/20/2023	1,710,951
10,000,000	Export-Import Bank of India	3.13%		07/20/2021	10,102,245
6,500,000	Freeport-McMoRan, Inc.	3.55%		03/01/2022	6,592,820
11,200,000	Freeport-McMoRan, Inc.	4.55%		11/14/2024	11,862,648
2,309,000	GlaxoSmithKline Capital PLC	3.13%		05/14/2021	2,348,982
9,670,000	GlaxoSmithKline Capital PLC	2.88%		06/01/2022	9,879,509
9,620,000	Global Bank Corporation	4.50%		10/20/2021	9,931,784
1,900,000	Global Bank Corporation	4.50%	^	10/20/2021	1,961,579
12,790,000	Globo Comunicacao e Participacoes S.A.	4.88%		04/11/2022	13,318,508
7,500,000	Grupo Aval Ltd.	4.75%		09/26/2022	7,839,915
2,578,000	Grupo Bimbo S.A.B. de C.V.	4.88%		06/30/2020	2,609,922
6,605,000	Grupo Bimbo S.A.B. de C.V.	4.50%		01/25/2022	6,870,507
12,600,000	Grupo Bimbo S.A.B. de C.V. (5 Year CMT Rate + 3.28%)	5.95%	†	04/17/2023	13,388,760
10,236,000	GrupoSura Finance S.A.	5.70%		05/18/2021	10,688,022
2,344,918	Guanay Finance Ltd.	6.00%		12/15/2020	2,380,091
6,085,000	HSBC Holdings PLC (3 Month LIBOR USD + 1.00%)	2.90%		05/18/2024	6,137,570
8,900,000	Hutchison Whampoa International Ltd.	4.63%		01/13/2022	9,294,896
7,935,000	Indian Oil Corporation Ltd.	5.63%		08/02/2021	8,305,351
6,000,000	Indian Oil Corporation Ltd.	5.75%		08/01/2023	6,526,290
1,000,000	Indian Oil Corporation Ltd.	4.75%		01/16/2024	1,058,959
3,396,826	Interoceanica Finance Ltd.	0.00%		11/30/2025	3,125,080
10,725,000	Inversiones CMPC S.A.	4.50%		04/25/2022	11,101,212
1,600,000	Israel Electric Corporation Ltd.	6.88%		06/21/2023	1,820,328
4,000,000	Itau Unibanco Holding S.A.	6.20%		12/21/2021	4,241,640
1,300,000	Itau Unibanco Holding S.A. (5 Year CMT Rate + 3.98%)	6.13%	†	12/12/2022	1,358,838
3,450,000	Itau Unibanco Holdings S.A.	6.20%		04/15/2020	3,500,894
9,825,000	Itau Unibanco Holdings S.A.	5.75%		01/22/2021	10,113,167
1,000,000	JBS Investments GMBH	7.00%	^	01/15/2026	1,089,650
10,000,000	Latam Finance Ltd.	6.88%		04/11/2024	10,585,950
6,250,000	Macquarie Bank Ltd.	2.10%	^	10/17/2022	6,268,831
1,900,000	Malayan Banking BHD (3 Month LIBOR USD + 0.80%)	2.70%		08/16/2024	1,908,578
11,428,000	Malayan Banking BHD (5 Year Swap Rate USD + 2.54%)	3.91%		10/29/2026	11,630,390
19,600,000	MARB BondCo PLC	7.00%		03/15/2024	20,473,866
9,500,000	Millicom International Cellular S.A.	6.00%		03/15/2025	9,872,067
1,500,000	Millicom International Cellular S.A.	6.63%		10/15/2026	1,663,725
12,670,000	Mitsubishi UFJ Financial Group, Inc. (3 Month LIBOR USD + 0.86%)	2.80%		07/26/2023	12,769,939
12,725,000	Mizuho Financial Group, Inc. (3 Month LIBOR USD + 0.79%)	2.68%		03/05/2023	12,780,440
3,900,000	Multibank, Inc.	4.38%		11/09/2022	4,042,631
5,484,000	Nacional Financiera S.N.C.	3.38%		11/05/2020	5,524,294
14,150,000	Oleoducto Central S.A.	4.00%		05/07/2021	14,438,802
14,395,000	ONGC Videsh Ltd.	2.88%		01/27/2022	14,433,640
6,625,000	ONGC Videsh Ltd.	3.75%		05/07/2023	6,791,994
5,918,000	Oversea-Chinese Banking Corporation	4.25%		06/19/2024	6,300,275
3,600,000	Pampa Energia S.A.	7.38%		07/21/2023	3,412,494
16,132,673	Panama Metro Line SP	0.00%		12/05/2022	15,532,892
3,868,138	Panama Metro Line SP	0.00%	^	12/05/2022	3,724,329
19,500,000	Pertamina Persero PT	5.25%		05/23/2021	20,306,520
9,000,000	Pertamina Persero PT	4.88%		05/03/2022	9,498,458
3,334,000	Perusahaan Listrik Negara PT	5.50%		11/22/2021	3,535,374
3,876,000	Petrobras Global Finance B.V.	5.38%		01/27/2021	4,005,536
7,000,000	Petronas Capital Ltd.	3.13%		03/18/2022	7,124,108
21,600,000	Petronas Global Sukuk Ltd.	2.71%		03/18/2020	21,615,120
2,860,000	PTTEP Canada International Finance Ltd.	5.69%		04/05/2021	2,977,357
4,250,000	Reliance Holdings, Inc.	4.50%		10/19/2020	4,315,938
23,560,000	Reliance Holdings, Inc.	5.40%		02/14/2022	24,925,396
6,380,000	Royal Bank of Scotland Group PLC (3 Month LIBOR USD + 1.55%)	3.50%		06/25/2024	6,480,106
12,090,000	Santander UK PLC	2.50%		01/05/2021	12,164,658
4,160,000	Scotiabank Peru S.A.A. (3 Month LIBOR USD + 3.86%)	4.50%		12/13/2027	4,307,087
18,600,000	Sinochem Overseas Capital Ltd.	4.50%		11/12/2020	18,934,984
10,800,000	Sinopec Group Overseas Development Ltd.	2.50%		04/28/2020	10,808,309
500,000	Sinopec Group Overseas Development Ltd.	2.25%		09/13/2020	500,077
4,200,000	Sinopec Group Overseas Development Ltd.	2.75%		05/03/2021	4,222,280
3,000,000	Sinopec Group Overseas Development Ltd.	2.00%	^	09/29/2021	2,984,460
2,090,000	Sinopec Group Overseas Development Ltd.	2.00%		09/29/2021	2,079,174
3,710,000	Sinopec Group Overseas Development Ltd.	3.00%	^	04/12/2022	3,764,311
5,790,000	Sinopec Group Overseas Development Ltd.	3.00%		04/12/2022	5,874,761
2,500,000	Sociedad Quimica y Minera S.A.	5.50%		04/21/2020	2,527,430
13,600,000	Southern Copper Corporation	5.38%		04/16/2020	13,718,598
5,385,000	Southern Copper Corporation	3.50%		11/08/2022	5,565,571
12,335,000	Sumitomo Mitsui Financial Group, Inc.	2.06%		07/14/2021	12,353,032
6,252,000	Takeda Pharmaceutical Ltd.	4.00%		11/26/2021	6,466,488
6,511,000	Tecnoglass, Inc.	8.20%		01/31/2022	7,063,211
16,500,000	Telefonica Chile S.A.	3.88%		10/12/2022	17,000,148
1,000,000	Temasek Financial Ltd.	2.38%		01/23/2023	1,013,212
11,830,000	Toronto-Dominion Bank	3.25%		06/11/2021	12,082,261
6,580,000	UBS AG	2.45%	^	12/01/2020	6,604,498
9,720,000	Unifin Financiera S.A.B. de C.V.	7.25%		09/27/2023	10,149,381
4,300,000	Union Bank of the Philippines	3.37%		11/29/2022	4,405,627
775,000	United Overseas Bank Ltd. (3 Month LIBOR USD + 0.48%)	2.41%	^	04/23/2021	777,607
850,000	United Overseas Bank Ltd. (3 Month LIBOR USD + 0.48%)	2.41%		04/23/2021	852,859
9,815,000	United Overseas Bank Ltd. (5 Year CMT Rate + 1.50%)	3.75%		04/15/2029	10,189,044
9,637,000	United Overseas Bank Ltd. (5 Year Swap Rate USD + 1.65%)	2.88%		03/08/2027	9,664,851
7,550,000	United Overseas Bank Ltd. (5 Year Swap Rate USD + 2.24%)	3.50%		09/16/2026	7,660,003
10,000,000	UPL Corporation	3.25%		10/13/2021	10,043,539
2,915,000	Vedanta Resources PLC	7.13%		05/31/2023	2,873,942
1,000,000	Vedanta Resources PLC	6.13%		08/09/2024	913,114
13,936,000	VTR Finance B.V.	6.88%		01/15/2024	14,278,617
8,605,000	Westpac Banking Corporation	2.65%		01/25/2021	8,663,746
3,270,000	Westpac Banking Corporation	3.65%		05/15/2023	3,429,145

Total Foreign Corporate Bonds (Cost $1,179,448,431)					1,196,067,170

Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations - 1.3%
5,600,000	Brazilian Government International Bond	4.88%		01/22/2021	5,783,400
7,000,000	Chile Government International Bond	3.88%		08/05/2020	7,071,750
26,500,000	Colombia Government International Bond	4.38%		07/12/2021	27,374,765
24,033,333	Dominican Republic International Bond	7.50%		05/06/2021	24,994,907
8,000,000	Indonesia Government International Bond	4.88%		05/05/2021	8,325,000
6,740,000	Indonesia Government International Bond	3.70%	^	01/08/2022	6,928,315
600,000	Indonesia Government International Bond	3.75%		04/25/2022	620,382
10,100,000	Perusahaan Penerbit	3.40%		03/29/2022	10,339,067
3,800,000	Philippine Government International Bond	4.00%		01/15/2021	3,886,437
3,711,000	Wakala Global Sukuk BHD	4.65%		07/06/2021	3,850,831

Total Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations (Cost $98,548,075)					99,174,854

Non-Agency Commercial Mortgage Backed Obligations - 16.8%
1,900,000	Americold LLC, Series 2010-ARTA-D	7.44%	^	01/14/2029	1,951,782
15,000,000	Arbor Realty Ltd., Series 2017-FL2-A (1 Month LIBOR USD + 0.99%)	2.73%	^	08/15/2027	15,013,410
12,618,000	Arbor Realty Ltd., Series 2018-FL1-A (1 Month LIBOR USD + 1.15%)	2.89%	^	06/15/2028	12,644,359
363,000	AREIT Trust, Series 2018-CRE1-B (1 Month LIBOR USD + 1.65%, 1.65% Floor)	3.39%	^	02/14/2035	363,776
9,423,579	Ashford Hospitality Trust, Series 2018-ASHF-A (1 Month LIBOR USD + 0.90%, 0.90% Floor)	2.64%	^	04/15/2035	9,390,019
12,019,000	Atrium Hotel Portfolio Trust, Series 2017-ATRM-E (1 Month LIBOR USD + 3.05%, 3.05% Floor)	4.79%	^	12/15/2036	12,058,187
12,570,000	Atrium Hotel Portfolio Trust, Series 2018-ATRM-A (1 Month LIBOR USD + 0.95%, 0.95% Floor)	2.69%	^	06/15/2035	12,561,337
225,000	Atrium Hotel Portfolio Trust, Series 2018-ATRM-E (1 Month LIBOR USD + 3.40%, 3.40% Floor)	5.14%	^	06/15/2035	226,292
13,314,759	Bancorp Commercial Mortgage Trust, Series 2018-CRE4-A (1 Month LIBOR USD + 0.90%, 0.95% Floor)	2.64%	^	09/15/2035	13,325,695
88,700,574	BANK, Series 2017-BNK5-XA	1.08%	#I/O	06/15/2060	5,022,519
103,258,515	BANK, Series 2017-BNK6-XA	0.86%	#I/O	07/15/2060	4,976,689
94,587,021	Barclays Commercial Mortgage Securities LLC, Series 2017-C1-XA	1.50%	#I/O	02/15/2050	7,766,313
2,261,000	Barclays Commercial Mortgage Securities LLC, Series 2017-DELC-C (1 Month LIBOR USD + 1.20%, 1.20% Floor)	2.94%	^	08/15/2036	2,253,259
2,577,000	Barclays Commercial Mortgage Securities LLC, Series 2017-DELC-D (1 Month LIBOR USD + 1.70%, 1.70% Floor)	3.44%	^	08/15/2036	2,581,997
5,194,000	Barclays Commercial Mortgage Securities LLC, Series 2017-DELC-E (1 Month LIBOR USD + 2.50%, 2.50% Floor)	4.24%	^	08/15/2036	5,210,927
5,175,000	Barclays Commercial Mortgage Securities LLC, Series 2017-DELC-F (1 Month LIBOR USD + 3.50%, 3.50% Floor)	5.24%	^	08/15/2036	5,193,784
13,430,131	BBCMS Mortgage Trust, Series 2018-BXH-A (1 Month LIBOR USD + 1.00%, 1.00% Floor)	2.74%	^	10/15/2037	13,384,893
168,500	BBCMS Mortgage Trust, Series 2018-CBM-D (1 Month LIBOR USD + 2.39%, 2.39% Floor)	4.13%	^	07/15/2037	168,598
17,989,000	Barclays Commercial Mortgage Securities LLC, Series 2018-TALL-A (1 Month LIBOR USD + 0.72%, 0.72% Floor)	2.46%	^	03/15/2037	17,923,693
12,783,000	BDS Ltd., Series 2019-FL4-A (1 Month LIBOR USD + 1.10%)	2.84%	^	08/15/2036	12,803,619
3,675,000	Bear Stearns Commercial Mortgage Securities Trust, Series 2006-PW13-D	5.75%	#^	09/11/2041	3,717,695
1,336,031	Bear Stearns Commercial Mortgage Securities, Inc., Series 2005-PW10-AJ	5.59%	#	12/11/2040	1,354,659
5,209,139	Bear Stearns Commercial Mortgage Securities, Inc., Series 2007-T26-AJ	5.45%	#	01/12/2045	4,484,548
128,597,292	Benchmark Mortgage Trust, Series 2018-B1-XA	0.52%	#I/O	01/15/2051	4,340,840
20,049,000	BFLD, Series 2019-DPLO-E (1 Month LIBOR USD + 2.24%, 2.24% Floor)	3.98%	^	10/15/2034	20,046,261
12,792,000	BHMS Trust, Series 2018-ATLS-A (1 Month LIBOR USD + 1.25%, 1.25% Floor)	2.99%	^	07/15/2035	12,800,559
2,050,000	BHMS Trust, Series 2018-ATLS-C (1 Month LIBOR USD + 1.90%, 1.90% Floor)	3.64%	^	07/15/2035	2,051,525
13,797,000	BHP Trust, Series 2019-BXHP-A (1 Month LIBOR USD + 0.98%, 0.98% Floor)	2.71%	^	08/15/2036	13,727,790
5,797,000	BHP Trust, Series 2019-BXHP-C (1 Month LIBOR USD + 1.52%, 1.52% Floor)	3.26%	^	08/15/2036	5,770,125
18,407,000	Bsprt Issuer Ltd., Series 2019-FL5-A (1 Month LIBOR USD + 1.15%, 1.15% Floor)	2.92%	^	05/15/2029	18,448,489
615,000	BX Commercial Mortgage Trust, Series 2018-BIOA-C (1 Month LIBOR USD + 1.12%, 1.10% Floor)	2.86%	^	03/15/2037	615,943
3,590,000	BX Commercial Mortgage Trust, Series 2018-BIOA-D (1 Month LIBOR USD + 1.32%, 1.35% Floor)	3.06%	^	03/15/2037	3,597,470
8,976,000	BX Commercial Mortgage Trust, Series 2018-BIOA-E (1 Month LIBOR USD + 1.95%, 1.98% Floor)	3.69%	^	03/15/2037	8,982,438
1,950,883	BX Trust, Series 2018-EXCL-C (1 Month LIBOR USD + 1.98%, 1.98% Floor)	3.71%	^	09/15/2037	1,952,889
9,392,543	BX Commercial Mortgage Trust, Series 2018-IND-A (1 Month LIBOR USD + 0.75%, 0.75% Floor)	2.49%	^	11/15/2035	9,395,449
11,579,313	BX Trust, Series 2017-APPL-B (1 Month LIBOR USD + 1.15%, 1.15% Floor)	2.89%	^	07/15/2034	11,593,451
3,761,250	BX Trust, Series 2017-APPL-D (1 Month LIBOR USD + 2.05%, 2.05% Floor)	3.79%	^	07/15/2034	3,769,502
5,819,950	BX Trust, Series 2017-APPL-E (1 Month LIBOR USD + 3.15%, 3.15% Floor)	4.89%	^	07/15/2034	5,842,822
6,117,000	BX Trust, Series 2017-FL1-C (1 Month LIBOR USD + 1.95%, 1.95% Floor)	3.69%	^	06/15/2035	6,116,988
5,854,800	BX Trust, Series 2017-SLCT-D (1 Month LIBOR USD + 2.05%, 2.05% Floor)	3.79%	^	07/15/2034	5,858,572
9,922,900	BX Trust, Series 2017-SLCT-E (1 Month LIBOR USD + 3.15%, 3.15% Floor)	4.89%	^	07/15/2034	9,961,897
14,601,676	BX Trust, Series 2018-EXCL-A (1 Month LIBOR USD + 1.09%, 1.09% Floor)	2.83%	^	09/15/2037	14,593,010
3,532,459	BX Trust, Series 2018-EXCL-B (1 Month LIBOR USD + 1.33%, 1.33% Floor)	3.06%	^	09/15/2037	3,531,945
11,441,000	BX Trust, Series 2018-GW-A (1 Month LIBOR USD + 0.80%, 0.80% Floor)	2.54%	^	05/15/2035	11,422,134
1,001,000	BX Trust, Series 2018-GW-D (1 Month LIBOR USD + 1.77%, 1.77% Floor)	3.51%	^	05/15/2035	1,003,762
10,499,130	BX Trust, Series 2018-MCSF-D (1 Month LIBOR USD + 1.45%, 1.45% Floor)	3.19%	^	04/15/2035	10,488,333
124,000	BX Trust, Series 2018-MCSF-F (1 Month LIBOR USD + 2.65%, 2.65% Floor)	4.39%	^	04/15/2035	124,329
10,620,000	BX Trust, Series 2019-MMP-B (1 Month LIBOR USD + 1.30%, 1.30% Floor)	3.04%	^	08/15/2036	10,632,629
1,905,000	BX Trust, Series 2019-MMP-C (1 Month LIBOR USD + 1.45%, 1.45% Floor)	3.19%	^	08/15/2036	1,907,309
660,000	BX Trust, Series 2019-MMP-E (1 Month LIBOR USD + 1.90%, 1.90% Floor)	3.64%	^	08/15/2036	661,259
17,352,000	CAMB Commercial Mortgage Trust, Series 2019-LIFE-A (1 Month LIBOR USD + 1.07%, 1.07% Floor)	2.81%	^	12/15/2037	17,402,604
712,000	CCRESG Commercial Mortgage Trust, Series 2016-HEAT-A	3.36%	^	04/10/2029	717,028
26,076,307	CD Commercial Mortgage Trust, Series 2017-CD4-XA	1.31%	#I/O	05/10/2050	1,812,754
6,444,000	CF Trust, Series 2019-MF1-A (1 Month LIBOR USD + 1.05%, 1.05% Floor)	2.79%	^	08/21/2032	6,460,000
113,664,014	CFCRE Commercial Mortgage Trust, Series 2017-C8-XA	1.62%	#I/O	06/15/2050	9,640,516
42,452,000	CFCRE Commercial Mortgage Trust, Series 2017-C8-XB	0.95%	#I/O	06/15/2050	2,640,599
5,586,000	CFCRE Commercial Mortgage Trust, Series 2018-TAN-B	4.69%	^	02/15/2033	5,897,575
4,752,000	CFCRE Commercial Mortgage Trust, Series 2018-TAN-C	5.29%	^	02/15/2033	5,009,789
2,851,000	CFCRE Commercial Mortgage Trust, Series 2018-TAN-D	6.10%	^	02/15/2033	3,034,530
1,364,901	CG-CCRE Commercial Mortgage Trust, Series 2014-FL2-A (1 Month LIBOR USD + 1.85%, 1.85% Floor)	3.59%	^	11/15/2031	1,362,475
2,201,640	CGDBB Commercial Mortgage Trust, Series 2017-BIOC-A (1 Month LIBOR USD + 0.79%, 0.75% Floor)	2.53%	^	07/15/2032	2,201,435
3,804,908	CGDBB Commercial Mortgage Trust, Series 2017-BIOC-B (1 Month LIBOR USD + 0.97%, 0.95% Floor)	2.71%	^	07/15/2032	3,801,026
4,290,913	CGDBB Commercial Mortgage Trust, Series 2017-BIOC-D (1 Month LIBOR USD + 1.60%, 1.60% Floor)	3.34%	^	07/15/2032	4,297,545
6,007,461	CGDBB Commercial Mortgage Trust, Series 2017-BIOC-E (1 Month LIBOR USD + 2.15%, 2.25% Floor)	3.89%	^	07/15/2032	5,999,754
12,600,000	CGGS Commercial Mortgage Trust, Series 2018-WSS-D (1 Month LIBOR USD + 2.30%, 2.30% Floor)	4.04%	^	02/15/2037	12,634,879
973,000	CHT Mortgage Trust, Series 2017-CSMO-A (1 Month LIBOR USD + 0.93%, 0.93% Floor)	2.67%	^	11/15/2036	974,628
7,731,000	CHT Mortgage Trust, Series 2017-CSMO-E (1 Month LIBOR USD + 3.00%, 3.00% Floor)	4.74%	^	11/15/2036	7,765,598
4,123,000	CHT Mortgage Trust, Series 2017-CSMO-F (1 Month LIBOR USD + 3.74%, 3.74% Floor)	5.48%	^	11/15/2036	4,147,469
33,471,511	Citigroup Commercial Mortgage Trust, Series 2016-GC36-XA	1.27%	#I/O	02/10/2049	2,036,122
64,360,714	Citigroup Commercial Mortgage Trust, Series 2016-P3-XA	1.69%	#I/O	04/15/2049	4,792,447
9,000,000	Citigroup Commercial Mortgage Trust, Series 2018-TBR-A (1 Month LIBOR USD + 0.83%, 0.80% Floor)	2.57%	^	12/15/2036	8,970,540
179,000	Citigroup Commercial Mortgage Trust, Series 2018-TBR-D (1 Month LIBOR USD + 1.80%, 1.80% Floor)	3.54%	^	12/15/2036	178,821
20,344,000	CLNC Ltd., Series 2019-FL1-A (1 Month LIBOR USD + 1.25%, 1.25% Floor)	2.98%	^	08/20/2035	20,415,204
7,675,315	Commercial Mortgage Pass-Through Certificates, Series 2012-CR2-XA	1.64%	#I/O	08/15/2045	257,108
109,945,251	Commercial Mortgage Pass-Through Certificates, Series 2013-CR12-XA	1.15%	#I/O	10/10/2046	3,901,715
27,255,222	Commercial Mortgage Pass-Through Certificates, Series 2013-LC6-XA	1.34%	#I/O	01/10/2046	897,228
2,950,000	Commercial Mortgage Pass-Through Certificates, Series 2014-FL5-C (1 Month LIBOR USD + 2.15%, 2.15% Floor)	3.15%	^	10/15/2031	2,951,976
6,657,000	Commercial Mortgage Pass-Through Certificates, Series 2014-FL5-D (1 Month LIBOR USD + 4.00%, 4.00% Floor)	3.15%	^	10/15/2031	6,604,390
158,360,564	Commercial Mortgage Pass-Through Certificates, Series 2015-CR25-XA	0.84%	#I/O	08/10/2048	6,091,260
21,308,000	Commercial Mortgage Pass-Through Certificates, Series 2018-HCLV-A (1 Month LIBOR USD + 1.00%, 1.00% Floor)	2.74%	^	09/15/2033	21,249,088
10,603,000	Credit Suisse Commercial Mortgage Securities Corporation, Series 2019-SKLZ-A (1 Month LIBOR USD + 1.25%, 1.25% Floor)	2.99%	^	01/15/2034	10,627,013
18,505,000	Credit Suisse Mortgage Capital Certificates, Series 2019-ICE4-A (1 Month LIBOR USD + 0.98%, 0.98% Floor)	2.72%	^	05/15/2036	18,563,220
5,464,000	Credit Suisse Mortgage Trust, Series 2017-LSTK-C	3.23%	^	04/05/2033	5,460,060
6,501,000	Credit Suisse Mortgage Trust, Series 2017-LSTK-D	3.33%	#^	04/05/2033	6,492,108
126,250,927	CSAIL Commercial Mortgage Trust, Series 2017-C8-XA	1.24%	#I/O	06/15/2050	7,418,429
19,951,788	CSAIL Commercial Mortgage Trust, Series 2017-CX9-XA	0.88%	#I/O	09/15/2050	718,484
583,000	CSMC Trust 2017-MOON, Series 2017-MOON-D	3.20%	#^	07/10/2034	584,650
10,862,000	CSMC Trust, Series 2017-CHOP-D (1 Month LIBOR USD + 1.90%, 1.90% Floor)	3.64%	^	07/15/2032	10,847,061
811,000	CSMC Trust, Series 2017-LSTK-E	3.33%	#^	04/05/2033	806,585
20,220,000	CSWF Trust, Series 2018-TOP-A (1 Month LIBOR USD + 1.00%, 1.00% Floor)	2.74%	^	08/15/2035	20,226,076
12,925,000	DBCG Mortgage Trust, Series 2017-BBG-B (1 Month LIBOR USD + 0.85%, 0.95% Floor)	2.59%	^	06/15/2034	12,894,983
11,744,670	DBGS Mortgage Trust, Series 2018-BIOD-A (1 Month LIBOR USD + 0.80%, 0.80% Floor)	2.54%	^	05/15/2035	11,724,840
18,117,884	Exantas Capital Corporation Ltd., Series 2019-RSO7-A (1 Month LIBOR USD + 1.00%, 1.00% Floor)	2.74%	^	04/15/2036	18,139,408
29,135,000	FS Rialto, Series 2019-FL1-A (1 Month LIBOR USD + 1.20%, 1.20% Floor)	2.97%	^	12/16/2036	29,236,972
4,961,236	GPMT Ltd., Series 2018-FL1-A (1 Month LIBOR USD + 0.90%, 0.90% Floor)	2.66%	^	11/21/2035	4,956,692
12,432,000	GPMT Ltd., Series 2018-FL1-D (1 Month LIBOR USD + 2.95%, 2.95% Floor)	4.71%	^	11/21/2035	12,492,034
17,691,000	GPMT Ltd., Series 2019-FL2-A (1 Month LIBOR USD + 1.30%, 1.30% Floor)	3.04%	^	02/22/2036	17,753,148
6,396,000	GPT Mortgage Trust, Series 2018-GPP-B (1 Month LIBOR USD + 1.28%, 1.28% Floor)	3.02%	^	06/15/2035	6,374,044
20,623,000	Great Wolf Trust, Series 2019-WOLF-E (1 Month LIBOR USD + 2.73%, 2.73% Floor)	4.45%	^	12/15/2036	20,616,669
1,512,000	GS Mortgage Securities Corporation Trust, Series 2017-500K-D (1 Month LIBOR USD + 1.30%, 1.55% Floor)	3.04%	^	07/15/2032	1,511,462
6,000,000	GS Mortgage Securities Corporation, Series 2018-TWR-A (1 Month LIBOR USD + 0.90%, 0.85% Floor)	2.64%	^	07/15/2031	5,984,264
6,000,000	GS Mortgage Securities Corporation, Series 2018-TWR-D (1 Month LIBOR USD + 1.60%, 1.50% Floor)	3.34%	^	07/15/2031	5,983,006
6,788,000	GS Mortgage Securities Trust, Series 2017-500K-E (1 Month LIBOR USD + 1.50%, 1.75% Floor)	3.24%	^	07/15/2032	6,783,481
9,116,000	GS Mortgage Securities Trust, Series 2017-500K-F (1 Month LIBOR USD + 1.80%, 2.15% Floor)	3.54%	^	07/15/2032	9,124,766
110,642,014	GS Mortgage Securities Trust, Series 2017-GS6-XA	1.04%	#I/O	05/10/2050	7,308,646
133,019,881	GS Mortgage Securities Trust, Series 2017-GS7-XA	1.13%	#I/O	08/10/2050	8,889,493
153,763,846	GS Mortgage Securities Trust, Series 2017-GS8-XA	0.98%	#I/O	11/10/2050	9,183,776
9,236,000	Hilton Orlando Trust, Series 2018-ORL-B (1 Month LIBOR USD + 1.05%, 1.05%)	2.79%	^	12/15/2034	9,246,594
7,250,000	Hunt Ltd., Series 2017-FL1-B (1 Month LIBOR USD + 1.65%)	3.39%	^	08/15/2034	7,235,667
20,301,000	Hunt Ltd., Series 2018-FL2-A (1 Month LIBOR USD + 1.08%, 1.08% Floor)	2.82%	^	08/15/2028	20,346,677
3,990,000	IMT Trust, Series 2017-APTS-DFL (1 Month LIBOR USD + 1.55%, 1.55% Floor)	3.29%	^	06/15/2034	3,988,864
597,305	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2015-JP1-A1	1.95%		01/15/2049	596,562
1,272,494	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2017-FL10-B (1 Month LIBOR USD + 1.00%, 1.00% Floor)	2.74%	^	06/15/2032	1,268,030
2,027,000	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2017-FL10-C (1 Month LIBOR USD + 1.25%, 1.25% Floor)	2.99%	^	06/15/2032	2,017,050
6,562,000	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2017-FL10-D (1 Month LIBOR USD + 1.90%, 1.90% Floor)	3.64%	^	06/15/2032	6,519,363
11,549,328	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2018-LAQ-A (1 Month LIBOR USD + 1.00%, 1.00% Floor)	2.74%	^	06/15/2032	11,559,179
386,911	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP9-AMS	5.34%		05/15/2047	373,223
4,546,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2011-C4-E	5.53%	#^	07/15/2046	4,690,623
16,071,146	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2014-C20-XA	0.95%	#I/O	07/15/2047	407,412
69,406,565	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2016-JP4-XA	0.73%	#I/O	12/15/2049	2,184,627
3,188,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2016-WIKI-A	2.80%	^	10/05/2031	3,209,519
12,491,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2018-WPT-EFL (1 Month LIBOR USD + 2.60%, 2.60% Floor)	4.30%	^	07/05/2033	12,531,874
85,396,471	JPMBB Commercial Mortgage Securities Trust, Series 2015-C32-XA	1.36%	#I/O	11/15/2048	3,057,937
15,902,000	JPMCC Commercial Mortgage Securities Trust, Series 2019-MFP-A (1 Month LIBOR USD + 1.00%, 0.96% Floor)	2.70%	^	07/15/2036	15,914,965
500,000	LCCM Mortgage Trust, Series 2014-909-D	3.90%	#^	05/15/2031	504,303
1,421,034	LMREC, Inc., Series 2015-CRE1-AR (1 Month LIBOR USD + 0.98%, 0.98% Floor)	2.76%	^	02/22/2032	1,415,495
11,004,000	LoanCore Issuer Ltd., Series 2018-CRE1-A (1 Month LIBOR USD + 1.13%, 1.13% Floor)	2.87%	^	05/15/2028	10,997,122
18,273,000	LoanCore Issuer Ltd., Series 2019-CRE2-AS (1 Month LIBOR USD + 1.50%, 1.50% Floor)	3.24%	^	05/15/2036	18,300,409
12,297,000	LoanCore Issuer Ltd., Series 2019-CRE3-A (1 Month LIBOR USD + 1.05%, 1.05% Floor)	2.79%	^	04/15/2034	12,313,503
68,778,877	LSTAR Commercial Mortgage Trust, Series 2017-5-X	1.08%	#^I/O	03/10/2050	2,727,509
12,970,000	Marathon CRE, Series 2018-FL1-A (1 Month LIBOR USD + 1.15%, 1.15% Floor)	2.89%	^	06/15/2028	12,985,499
25,324,000	MF1 2019-FL2 Ltd., Series 2019-FL2-A (1 Month LIBOR USD + 1.13%, 1.13% Floor)	2.92%	^	12/25/2034	25,395,009
2,598,232	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2012-C5-XA	1.44%	#^I/O	08/15/2045	75,944
14,894,085	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C19-LNCX	0.60%	^I/O	12/15/2046	396,613
2,344,408	Morgan Stanley Capital Trust, Series 2006-IQ11-B	6.07%	#	10/15/2042	2,365,450
9,205,343	Morgan Stanley Capital Trust, Series 2007-T27-AJ	5.95%	#	06/11/2042	9,711,449
2,409,000	Morgan Stanley Capital Trust, Series 2014-CPT-G	3.45%	#^	07/13/2029	2,399,462
3,216,000	Morgan Stanley Capital Trust, Series 2017-ASHF-D (1 Month LIBOR USD + 2.20%, 2.20% Floor)	3.94%	^	11/15/2034	3,222,024
4,824,000	Morgan Stanley Capital Trust, Series 2017-ASHF-E (1 Month LIBOR USD + 3.15%, 3.15% Floor)	4.89%	^	11/15/2034	4,832,799
3,655,000	Morgan Stanley Capital Trust, Series 2017-ASHF-F (1 Month LIBOR USD + 4.35%, 4.35% Floor)	6.09%	^	11/15/2034	3,661,846
12,901,000	Morgan Stanley Capital Trust, Series 2018-SUN-A (1 Month LIBOR USD + 0.90%, 0.90% Floor)	2.64%	^	07/15/2035	12,880,125
1,428,668	Morgan Stanley Capital, Inc., Series 2006-HQ10-X1	0.52%	#^I/O	11/12/2041	3
68,620,315	Morgan Stanley Capital, Inc., Series 2017-H1-XA	1.44%	#I/O	06/15/2050	5,012,474
10,191,088	Motel 6 Trust, Series 2017-MTL6-D (1 Month LIBOR USD + 2.15%, 2.15% Floor)	3.89%	^	08/15/2034	10,220,842
16,416,000	MSCG Trust, Series 2018-SELF-A (1 Month LIBOR USD + 0.90%, 0.90% Floor)	2.64%	^	10/15/2037	16,412,103
5,185,000	Natixis Commercial Mortgage Securities Trust,Series 2018-850T-C (1 Month LIBOR USD + 1.15%, 1.15% Floor)	2.89%	^	07/15/2033	5,170,133
12,017,911	Natixis Commercial Mortgage Securities Trust, Series 2018-FL1-A (1 Month LIBOR USD + 0.95%, 0.95% Floor)	2.72%	^	06/15/2035	11,976,259
19,570,000	NLY Commercial Mortgage Trust, Series 2019-FL2-AS (1 Month LIBOR USD + 1.60%, 1.60% Floor)	3.34%	^	02/15/2036	19,675,032
10,201,000	OBP Depositor LLC Trust, Series 2010-OBP-A	4.65%	^	07/15/2045	10,192,528
12,998,798	PFP Ltd., Series 2019-5-A (1 Month LIBOR USD + 0.97%, 0.97% Floor)	2.71%	^	04/14/2036	13,044,281
19,221,000	PFP Ltd., Series 2019-6-A (1 Month LIBOR USD + 1.05%, 1.05% Floor)	2.96%	^	04/14/2037	19,249,851
14,326,996	Ready Capital Mortgage Trust, Series 2019-5-A	3.78%	^	02/25/2052	14,637,347
5,437,000	Rosslyn Portfolio Trust, Series 2017-ROSS-A (1 Month LIBOR USD + 0.95%, 1.94% Floor)	2.69%	^	06/15/2033	5,438,092
6,186,000	Rosslyn Portfolio Trust, Series 2017-ROSS-B (1 Month LIBOR USD + 1.25%, 2.24% Floor)	2.99%	^	06/15/2033	6,187,660
16,918,281	Shelter Growth Issuer Ltd., Series 2019-FL2-B (1 Month LIBOR USD + 1.80%, 1.80% Floor)	4.04%	^	05/15/2036	16,972,149
15,264,966	SLIDE, Series 2018-FUN-A (1 Month LIBOR USD + 0.90%, 0.90% Floor)	2.64%	^	06/15/2031	15,273,080
773,154	SLIDE, Series 2018-FUN-B (1 Month LIBOR USD + 1.25%, 1.25% Floor)	2.99%	^	06/15/2031	773,605
12,887,000	STWD Ltd., Series 2019-FL1-AS (1 Month LIBOR USD + 1.40%)	3.14%	^	07/15/2038	12,914,385
20,344,000	TRTX Issuer Ltd., Series 2019-FL3-AS (1 Month LIBOR USD + 1.45%, 1.45% Floor)	3.19%	^	09/15/2034	20,402,489
26,413,125	UBS Commercial Mortgage Trust, Series 2012-C1-XA	2.08%	#^I/O	05/10/2045	952,230
70,229,338	UBS Commercial Mortgage Trust, Series 2017-C1-XA	1.57%	#I/O	06/15/2050	6,119,728
105,410,022	UBS Commercial Mortgage Trust, Series 2017-C3-XA	1.12%	#I/O	08/15/2050	6,499,318
117,889,422	UBS Commercial Mortgage Trust, Series 2018-C8-XA	0.88%	#I/O	02/15/2051	6,773,407
15,671,560	VMC Finance LLC, Series 2018-FL2-A (1 Month LIBOR USD + 0.92%, 0.92% Floor)	2.66%	^	10/15/2035	15,706,241
184,245,582	Wells Fargo Commercial Mortgage Trust 2019-C51, Series 2019-C51-XA	1.38%	#I/O	06/15/2052	18,249,912
29,844,033	Wells Fargo Commercial Mortgage Trust, Series 2015-LC22-XA	0.78%	#I/O	09/15/2058	1,065,981
12,214,354	WF-RBS Commercial Mortgage Trust, Series 2012-C8-XA	1.81%	#^I/O	08/15/2045	442,691

Total Non-Agency Commercial Mortgage Backed Obligations (Cost $1,320,779,667)					1,297,157,791

Non-Agency Residential Collateralized Mortgage Obligations - 18.0%
17,355,934	Ajax Mortgage Loan Trust, Series 2017-C-A	3.75%	^§	07/25/2060	17,495,126
8,796,644	Ajax Mortgage Loan Trust, Series 2018-E-A	4.38%	#^	06/25/2058	8,932,832
33,913,108	Ajax Mortgage Loan Trust, Series 2018-F-A	4.38%	#^	11/25/2058	34,145,684
3,467,312	Ajax Mortgage Loan Trust, Series 2019-C-A	3.95%	#^	10/25/2058	3,486,902
2,053,945	Angel Oak Mortgage Trust LLC, Series 2017-1-A1	2.81%	#^	01/25/2047	2,057,615
1,003,816	Angel Oak Mortgage Trust LLC, Series 2017-1-A2	3.09%	#^	01/25/2047	1,006,057
14,645,308	Angel Oak Mortgage Trust LLC, Series 2018-2-A1	3.67%	#^	07/27/2048	14,817,013
21,139,635	Arroyo Mortgage Trust, Series 2019-3-A2	3.21%	#^	10/25/2048	21,286,026
11,424,900	Arroyo Mortgage Trust, Series 2019-3-A3	3.42%	#^	10/25/2048	11,505,928
180,510	Banc of America Funding Corporation, Series 2005-E-6A1	4.61%	#	05/20/2035	185,568
963,616	Banc of America Mortgage Securities Trust, Series 2005-E-2A1	4.66%	#	06/25/2035	926,496
9,427,831	Bayview Opportunity Master Fund Trust, Series 2019-SBR1-A1	3.47%	^§	06/28/2034	9,438,270
18,115,657	Bayview Opportunity Master Fund Trust, Series 2019-SBR2-A1	3.43%	^§	06/28/2034	18,093,873
967,847	BCAP LLC Trust, Series 2011-RR1-8A3	6.00%	#^	08/28/2021	990,922
2,186,263	Bear Stearns Adjustable Rate Mortgage Trust, Series 2003-9-4A1	4.34%	#	02/25/2034	2,251,821
233,903	Bear Stearns Asset Backed Securities Trust, Series 2004-AC2-2A	5.00%		05/25/2034	239,201
1,485,252	Bellemeade Ltd., Series 2018-2A-M1A (1 Month LIBOR USD + 0.95%)	2.74%	^	08/25/2028	1,485,404
5,909,865	Carrington Mortgage Loan Trust, Series 2007-FRE1-A2 (1 Month LIBOR USD + 0.20%, 0.20% Floor, 14.50% Cap)	1.99%		02/25/2037	5,903,940
6,724,893	CIM Trust, Series 2017-6-A1	3.02%	#^	06/25/2057	6,741,738
18,777,707	CIM Trust, Series 2017-8-A1	3.00%	#^	12/25/2065	18,802,289
406,326	Citicorp Residential Mortgage Trust, Inc., Series 2007-1-A4	5.30%	ß	03/25/2037	408,039
3,181,435	Citicorp Residential Mortgage Trust, Inc., Series 2007-2-A4	5.06%	ß	06/25/2037	3,198,498
953,151	Citigroup Mortgage Loan Trust, Inc., Series 2006-AR1-2A1 (1 Year CMT Rate + 2.40%, 2.40% Floor, 9.87% Cap)	4.14%		03/25/2036	964,527
36,837,231	Citigroup Mortgage Loan Trust, Inc., Series 2018-A-A1	4.00%	#^	01/25/2068	37,040,109
11,446,107	Citigroup Mortgage Loan Trust, Inc., Series 2018-C-A1	4.13%	^§	03/25/2059	11,588,564
10,018,253	Citigroup Mortgage Loan Trust, Series 2019-B-A1	3.26%	#^	04/25/2066	10,051,993
558,122	Citigroup Mortgage Loan Trust, Series 2019-C-A1	3.23%	^§	09/25/2059	559,623
34,285,403	Citigroup Mortgage Loan Trust, Series 2019-E-A1	3.23%	^§	11/25/2070	34,345,491
1,255,467	COLT Mortgage Loan Trust, Series 2018-1-A2	2.98%	#^	02/25/2048	1,259,312
1,566,138	COLT Mortgage Loan Trust, Series 2018-1-A3	3.08%	#^	02/25/2048	1,571,023
3,387,930	COLT Mortgage Loan Trust, Series 2018-3-A1	3.69%	#^	10/26/2048	3,413,891
2,341,657	COLT Mortgage Loan Trust, Series 2018-3-A2	3.76%	#^	10/26/2048	2,359,534
2,242,012	COLT Mortgage Loan Trust, Series 2018-3-A3	3.87%	#^	10/26/2048	2,259,056
6,132	Countrywide Asset-Backed Certificates, Series 2005-15-1AF6	3.80%	#	04/25/2036	6,157
2,454,803	Countrywide Home Loans, Series 2004-HYB9-1A1	3.83%	#	02/20/2035	2,481,829
27,008	Credit Suisse First Boston Mortgage Securities Corporation, Series 2005-11-5A1	5.25%		12/25/2020	16,191
5,763,630	Credit Suisse Mortgage Capital Certificates, Series 2011-5R-6A9	3.86%	#^	11/27/2037	5,886,636
66,176	Credit Suisse Mortgage Capital Certificates, Series 2013-3R-1A1	2.85%	#^	04/27/2035	66,472
7,410,243	Credit Suisse Mortgage Capital Certificates, Series 2019-RPL4-A1	3.83%	^	08/26/2058	7,472,791
24,741,251	CSMC Trust, Series 2018-RPL7-A1	4.00%	^	08/26/2058	25,002,534
44,208,676	CSMC Trust, Series 2018-RPL8-A1	4.13%	#^	07/25/2058	44,598,663
21,455,149	CSMC Trust, Series 2019-3R-1A1 (1 Month LIBOR USD + 1.40%, 1.40% Floor)	3.20%	^	06/02/2047	21,707,558
46,700,000	CSMC Trust, Series 2019-RP10-A1	3.32%	#^	12/26/2059	46,742,058
18,836,525	CSMC Trust, Series 2019-RPL2-A1	3.90%	#^	07/25/2058	19,115,633
1,646,363	Deephaven Residential Mortgage Trust, Series 2017-2A-A1	2.45%	#^	06/25/2047	1,647,741
799,662	Deephaven Residential Mortgage Trust, Series 2017-2A-A2	2.61%	#^	06/25/2047	800,628
1,175,974	Deephaven Residential Mortgage Trust, Series 2017-2A-A3	2.71%	#^	06/25/2047	1,177,684
4,242,856	Deephaven Residential Mortgage Trust, Series 2019-1A-A1	3.74%	#^	01/25/2059	4,269,762
4,259,814	First Horizon Mortgage Pass-Through Trust, Series 2007-AR2-1A1	4.76%	#	08/25/2037	3,143,779
11,539,321	GCAT LLC, Series 2019-2-A1	3.47%	^§	06/25/2024	11,580,396
15,958,362	GCAT LLC, Series 2019-3-A1	3.35%	^§	10/25/2049	15,978,105
29,954,621	GS Mortgage-Backed Securities Trust, Series 2019-SL1-A1	2.63%	#^	01/25/2059	29,781,612
2,033,278	GSR Mortgage Loan Trust, Series 2005-AR7-3A1	4.46%	#	11/25/2035	1,976,339
5,089,389	Homeward Opportunities Fund Trust, Series 2018-1-A1	3.77%	#^	06/25/2048	5,134,066
6,589,908	Homeward Opportunities Fund Trust, Series 2018-1-A2	3.90%	#^	06/25/2048	6,649,718
7,657,288	Homeward Opportunities Fund Trust, Series 2018-1-A3	4.00%	#^	06/25/2048	7,728,573
29,113,246	Invitation Homes Trust, Series 2017-SFR2-A (1 Month LIBOR USD + 0.85%, 0.85% Floor)	2.59%	^	12/17/2036	29,040,827
18,544,842	Invitation Homes Trust, Series 2018-SFR1-A (1 Month LIBOR USD + 0.70%)	2.44%	^	03/17/2037	18,414,320
147,848	JP Morgan Alternative Loan Trust, Series 2006-S4-A6	5.71%	ß	12/25/2036	146,531
13,554	JP Morgan Mortgage Trust, Series 2007-S1-1A1	5.00%		03/25/2022	13,299
23,826	JP Morgan Mortgage Trust, Series 2007-S3-2A2	5.50%		08/25/2022	23,242
17,491,464	JP Morgan Mortgage Trust, Series 2018-7FRB-A2 (1 Month LIBOR USD + 0.75%)	2.46%	^	04/25/2046	17,523,918
14,507,949	Legacy Mortgage Asset Trust, Series 2019-GS4-A1	3.44%	^§	05/25/2059	14,605,821
24,607,332	Legacy Mortgage Asset Trust, Series 2019-GS7-A1	3.25%	^§	11/25/2059	24,677,679
16,183,550	Legacy Mortgage Asset Trust, Series 2017-GS1-A1	3.50%	^§	01/25/2057	16,253,042
21,713,731	Legacy Mortgage Asset Trust, Series 2018-GS1-A1	4.00%	^§	03/25/2058	21,977,383
18,185,727	Legacy Mortgage Asset Trust, Series 2018-GS3-A1	4.00%	^§	06/25/2058	18,391,404
32,618,286	Legacy Mortgage Asset Trust, Series 2019-GS1-A1	4.00%	^§	01/25/2059	33,005,928
17,696,521	Legacy Mortgage Asset Trust, Series 2019-GS2-A1	3.75%	^§	01/25/2059	18,384,757
28,074,047	Legacy Mortgage Asset Trust, Series 2019-GS3-A1	3.75%	^§	04/25/2059	28,365,152
524,518	Legacy Mortgage Asset Trust, Series 2019-GS5-A1	3.20%	^§	05/25/2059	526,289
29,767,131	Legacy Mortgage Asset Trust, Series 2019-GS6-A1	3.00%	^§	06/25/2059	29,786,474
3,410,943	MASTR Adjustable Rate Mortgages Trust, Series 2006-2-2A1	4.39%	#	04/25/2036	2,968,271
2,492,725	Merrill Lynch Mortgage Investors Trust, Series 2005-3-2A	3.93%	#	11/25/2035	2,523,764
11,707,834	MFA LLC, Series 2017-NPL1-A1	3.35%	^§	11/25/2047	11,721,307
14,860,074	MFA LLC, Series 2018-NPL1-A1	3.88%	^§	05/25/2048	14,988,568
8,870,202	Mill City Mortgage Loan Trust, Series 2017-1-A1	2.75%	#^	11/25/2058	8,906,804
15,956,436	Mill City Mortgage Loan Trust, Series 2017-3-A1	2.75%	#^	01/25/2061	16,062,664
7,360	Morgan Stanley Mortgage Loan Trust, Series 2004-1-1A1	5.00%		11/25/2033	7,402
514,367	Morgan Stanley Re-Remic Trust, Series 2012-R3-2A (1 Month LIBOR USD + 0.23%, 0.23% Floor)	2.02%	^	02/26/2037	515,259
4,400,000	Nationstar HECM Loan Trust, Series 2018-2A-M2	3.82%	#^	07/25/2028	4,396,775
13,206,368	New Residential Mortgage Loan Trust, Series 2018-FNT1-A	3.61%	^	05/25/2023	13,232,262
12,530,569	New Residential Mortgage Loan Trust, Series 2019-NQM1-A1	3.67%	#^	01/25/2049	12,627,062
10,270,991	New Residential Mortgage Loan Trust, Series 2019-NQM1-A2	3.88%	#^	01/25/2049	10,393,594
35,057,545	New Residential Mortgage Loan Trust, Series 2019-RPL1-A1	4.33%	^§	02/26/2024	35,258,215
16,158,659	NRZ Excess Spread-Collateralized Notes, Series 2018-PLS1-A	3.19%	^	01/25/2023	16,212,020
13,679,689	NRZ Excess Spread-Collateralized Notes, Series 2018-PLS2-A	3.27%	^	02/25/2023	13,693,361
8,081,203	Oaktown Ltd., Series 2019-1A-M1A (1 Month LIBOR USD + 1.40%, 1.40% Floor)	3.19%	^	07/25/2029	8,101,509
4,551,319	OBX Trust, Series 2018-1-A2 (1 Month LIBOR USD + 0.65%)	2.44%	^	06/25/2057	4,538,197
29,692	Opteum Mortgage Acceptance Corporation, Series 2005-5-2AN	5.68%	#	12/25/2035	29,853
21,151,327	Park Avenue Funding Trust, Series 2019-3-PT (1 Month LIBOR USD + 1.50%, 1.50% Floor)	4.54%	^	01/27/2021	21,146,817
5,358,272	Pretium Mortgage Credit Partners LLC, Series 2018-NPL4-A1	4.83%	^§	09/25/2058	5,397,597
40,970,140	Pretium Mortgage Credit Partners LLC, Series 2019-1A-A1	4.50%	^§	01/25/2024	41,171,246
40,014,748	Pretium Mortgage Credit Partners LLC, Series 2019-NPL1-A1	4.21%	^§	07/25/2060	40,136,621
3,964,991	Pretium Mortgage Credit Partners LLC, Series 2019-NPL2-A1	3.84%	^§	12/25/2058	3,977,136
15,630,427	PRPM LLC, Series 2018-1A-A1	3.75%	#^	04/25/2023	15,671,528
25,606,382	PRPM LLC, Series 2018-2A-A1	4.00%	#^	08/25/2023	25,770,289
3,922,896	PRPM LLC, Series 2019-3A-A1	3.35%	^§	07/25/2024	3,937,296
15,662,961	PRPM LLC, Series 2019-4A-A1	3.35%	^§	11/25/2024	15,701,589
20,813,275	Radnor Ltd., Series 2019-2-M1A (1 Month LIBOR USD + 1.20%, 1.20% Floor)	2.99%	^	06/25/2029	20,839,313
5,317,031	Starwood Mortgage Residential Trust, Series 2018-IMC1-A2	3.90%	#^	03/25/2048	5,367,026
235,625	Structured Asset Securities Corporation, Series 2003-24A-1A3	4.36%	#	07/25/2033	241,004
24,958,584	Towd Point Mortgage Trust, Series 2019-SJ1-A1	3.75%	#^	11/25/2058	25,171,695
943,130	Velocity Commercial Capital Loan Trust, Series 2016-2-AFX	3.00%	#	10/25/2046	943,752
8,096,408	Velocity Commercial Capital Loan Trust, Series 2017-1-AFX	3.00%	#^	05/25/2047	8,078,571
7,410,048	Velocity Commercial Capital Loan Trust, Series 2019-2-A	3.13%	#^	07/25/2049	7,412,070
29,681,960	Vericrest Opportunity Loan Trust, Series 2019-NPL3-A1	3.97%	^§	03/25/2049	29,908,492
9,574,005	Vericrest Opportunity Loan Trust, Series 2019-NPL7-A1A	3.18%	^§	10/25/2049	9,548,568
16,644,518	Vericrest Opportunity Loan Trust, Series 2019-NPL8-A1A	3.28%	^§	11/25/2049	16,624,453
6,201,660	Verus Securitization Trust, Series 2017-1A-A1	2.85%	#^	01/25/2047	6,216,323
918,765	Verus Securitization Trust, Series 2017-1A-A2	3.16%	#^	01/25/2047	921,702
9,037,165	Verus Securitization Trust, Series 2018-1-A1	2.93%	#^	02/25/2048	9,060,473
5,453,495	VOLT LLC, Series 2017-NP11-A1	3.38%	^§	10/25/2047	5,470,453
12,146,646	VOLT LLC, Series 2017-NPL9-A1	3.13%	^§	09/25/2047	12,188,411
12,402,090	VOLT LLC, Series 2018-NPL8-A1A	4.21%	^§	10/26/2048	12,419,255
5,600,000	VOLT LLC, Series 2019-NP10-A1A	3.43%	^§	12/27/2049	5,611,289
15,120,241	VOLT LLC, Series 2019-NPL1-A1A	4.34%	^§	01/25/2049	15,247,522
15,272,317	VOLT LLC, Series 2019-NPL6-A1A	3.23%	^§	10/25/2049	15,309,511
15,183,627	VOLT LLC, Series 2019-NPL9-A1A	3.33%	^§	11/26/2049	15,193,438
718,884	Washington Mutual Mortgage Pass-Through Certificates, Series 2002-AR16-A	3.95%	#	12/25/2032	734,861

Total Non-Agency Residential Collateralized Mortgage Obligations (Cost $1,387,577,867)					1,394,508,544

US Corporate Bonds - 5.7%
5,887,000	AbbVie, Inc.	3.38%		11/14/2021	6,039,979
3,280,000	AbbVie, Inc.	2.30%	^	11/21/2022	3,297,847
6,748,000	American Express Company (3 Month LIBOR USD + 0.65%)	2.57%		02/27/2023	6,778,814
11,615,000	Amgen, Inc.	2.20%		05/11/2020	11,625,686
957,000	Amgen, Inc.	2.65%		05/11/2022	971,512
6,125,000	Analog Devices, Inc.	2.95%		01/12/2021	6,176,584
10,600,000	Anthem, Inc.	2.50%		11/21/2020	10,648,821
1,790,000	Anthem, Inc.	3.30%		01/15/2023	1,852,183
13,169,000	AT&T, Inc.	2.80%		02/17/2021	13,288,239
12,259,000	Bank of America Corporation (3 Month LIBOR USD + 0.79%)	2.68%		03/05/2024	12,322,781
7,170,000	BAT Capital Corporation	2.76%		08/15/2022	7,274,418
6,095,000	BB&T Corporation	2.20%		03/16/2023	6,134,423
5,291,000	Bristol-Myers Squibb Company	2.88%	^	08/15/2020	5,320,477
875,000	Bristol-Myers Squibb Company	2.60%	^	05/16/2022	889,449
6,139,000	Capital One Financial Corporation	2.40%		10/30/2020	6,158,526
12,540,000	Cardinal Health, Inc.	2.62%		06/15/2022	12,666,618
3,475,000	Caterpillar Financial Services Corporation	1.90%		09/06/2022	3,481,579
5,970,000	Cigna Corporation	3.40%		09/17/2021	6,112,135
6,471,000	Cintas Corporation	2.90%		04/01/2022	6,600,483
4,656,000	Citigroup, Inc.	2.75%		04/25/2022	4,728,515
2,020,000	Citigroup, Inc. (Secured Overnight Financing Rate USD + 0.87%)	2.31%		11/04/2022	2,026,408
5,880,000	Citigroup, Inc. (3 Month LIBOR USD + 1.02%)	2.93%		06/01/2024	5,951,714
5,910,000	Comcast Corporation	3.45%		10/01/2021	6,083,535
2,466,000	Consolidated Edison, Inc.	2.00%		05/15/2021	2,467,658
6,243,000	Continental Resources, Inc.	4.50%		04/15/2023	6,523,744
11,855,000	CVS Health Corporation	3.70%		03/09/2023	12,348,574
4,760,000	Daimler Finance North America LLC	2.30%	^	02/12/2021	4,769,437
200,000	Daimler Finance North America LLC	3.40%	^	02/22/2022	204,911
6,180,000	Delta Air Lines, Inc.	3.40%		04/19/2021	6,266,310
2,975,000	DTE Energy Company	2.25%		11/01/2022	2,975,135
2,970,000	DTE Energy Company	2.53%		10/01/2024	2,984,965
4,280,000	DuPont de Nemours, Inc.	3.77%		11/15/2020	4,339,977
5,965,000	eBay, Inc.	2.75%		01/30/2023	6,051,003
5,795,000	Energy Transfer Operating LP	4.25%		03/15/2023	6,053,670
5,625,000	EQT Corporation	2.50%		10/01/2020	5,624,435
6,440,000	Ford Motor Credit Company LLC (3 Month LIBOR USD + 1.24%)	3.14%		02/15/2023	6,336,301
6,315,000	General Electric Company	2.70%		10/09/2022	6,401,023
6,252,000	General Mills, Inc.	3.15%		12/15/2021	6,392,168
5,355,000	Goldman Sachs Group, Inc.	3.20%		06/05/2020	5,384,513
7,000,000	Goldman Sachs Group, Inc.	2.35%		11/15/2021	7,027,201
6,205,000	Hyundai Capital America	2.85%	^	11/01/2022	6,274,924
7,270,000	JPMorgan Chase & Company (3 Month LIBOR USD + 0.70%)	3.21%		04/01/2023	7,443,816
610,000	Kinder Morgan Energy Partners LP	6.85%		02/15/2020	613,096
6,065,000	Kinder Morgan Energy Partners LP	3.95%		09/01/2022	6,320,339
5,650,000	Kinder Morgan, Inc.	3.15%		01/15/2023	5,786,495
5,840,000	Marathon Petroleum Corporation	4.75%		12/15/2023	6,345,929
5,424,000	Marsh & McLennan Companies, Inc. (3 Month LIBOR USD + 1.20%)	3.16%		12/29/2021	5,429,142
5,795,000	Microchip Technology, Inc.	3.92%		06/01/2021	5,927,141
11,415,000	Mondelez International, Inc.	3.00%		05/07/2020	11,448,515
815,000	Mondelez International, Inc.	3.63%		05/07/2023	854,514
12,975,000	Morgan Stanley (3 Month LIBOR USD + 0.93%)	2.88%		07/22/2022	13,100,391
6,030,000	NextEra Energy Capital Holdings, Inc.	3.34%		09/01/2020	6,083,397
12,478,000	Northrop Grumman Corporation	2.08%		10/15/2020	12,492,855
3,260,000	Occidental Petroleum Corporation	2.70%		08/15/2022	3,294,349
4,930,000	PayPal Holdings, Inc.	2.20%		09/26/2022	4,958,667
6,140,000	Penske Truck Leasing Company	2.70%	^	11/01/2024	6,185,177
2,425,000	PNC Bank	2.45%		11/05/2020	2,436,588
1,955,000	PNC Bank (3 Month LIBOR USD + 0.42%)	2.03%		12/09/2022	1,957,638
1,905,000	PNC Funding Corporation	3.30%		03/08/2022	1,957,045
679,000	Prudential Financial, Inc.	4.50%		11/15/2020	694,312
1,770,000	Prudential Financial, Inc.	4.50%		11/16/2021	1,858,116
10,010,000	Prudential Financial, Inc.	3.50%		05/15/2024	10,650,385
5,860,000	PSEG Power LLC	3.85%		06/01/2023	6,150,054
2,785,000	Republic Services, Inc.	2.50%		08/15/2024	2,817,401
3,295,000	Reynolds American, Inc.	3.25%		06/12/2020	3,310,255
1,447,000	Reynolds American, Inc.	4.00%		06/12/2022	1,505,992
5,870,000	Schlumberger Holdings Corporation	3.75%	^	05/01/2024	6,185,039
5,950,000	Simon Property Group LP	2.00%		09/13/2024	5,919,958
4,625,000	Synchrony Financial	3.75%		08/15/2021	4,730,020
1,535,000	Synchrony Financial	2.85%		07/25/2022	1,553,777
6,455,000	Union Pacific Corporation	3.20%		06/08/2021	6,578,863
6,760,000	Verizon Communications, Inc. (3 Month LIBOR USD + 1.10%)	3.01%		05/15/2025	6,920,244
7,220,000	Volkswagen Group of America Finance LLC	4.00%	^	11/12/2021	7,467,688
6,165,000	Waste Management, Inc.	2.95%		06/15/2024	6,369,841
12,485,000	Wells Fargo & Company	2.60%		01/15/2021	12,575,196
5,885,000	Welltower, Inc.	3.63%		03/15/2024	6,182,382

Total US Corporate Bonds (Cost $433,335,021)					438,961,292

US Government and Agency Mortgage Backed Obligations - 7.0%
4,065,095	Fannie Mae Pool BC0057 (12 Month LIBOR USD + 1.60%, 1.60% Floor, 7.42% Cap)	2.42%		12/01/2045	4,141,349
13,534,391	Federal Home Loan Mortgage Corporation, Series 317-F3 (1 Month LIBOR USD + 0.52%, 0.52 Floor, 6.50% Cap)	2.26%		11/15/2043	13,486,644
3,866,691	Federal Home Loan Mortgage Corporation	2.00%		10/15/2040	3,845,257
13,555,826	Federal Home Loan Mortgage Corporation, Series 4211-AP	1.60%		03/15/2043	13,279,411
126,674,307	Federal Home Loan Mortgage Corporation Pass-Thru, Series K722-X1	1.31%	#I/O	03/25/2023	4,267,163
2,590,454	Federal Home Loan Mortgage Corporation, Pool 840632 (12 Month LIBOR USD + 1.62%, 1.62% Floor, 7.67% Cap)	2.72%		05/01/2045	2,649,088
227,140	Federal Home Loan Mortgage Corporation, Pool N70081	5.50%		07/01/2038	251,172
10,763,831	Federal Home Loan Mortgage Corporation, Series 3843-FB (1 Month LIBOR USD + 0.33%, 0.33% Floor, 7.00% Cap)	2.07%		04/15/2041	10,753,743
7,626,225	Federal Home Loan Mortgage Corporation, Series 4773-EA	4.00%		10/15/2042	7,746,611
45,228,058	Federal Home Loan Mortgage Corporation, Series 4920-FA (1 Month LIBOR USD + 0.45%, 0.45% Floor, 6.50% Cap)	2.19%		10/25/2049	45,169,845
1,770,664	Federal Home Loan Mortgage Corporation, Series 3025-FW (1 Month LIBOR USD + 0.25%, 0.25% Floor, 7.00% Cap)	1.99%		08/15/2035	1,754,302
23,158	Federal Home Loan Mortgage Corporation, Series 3818-JA	4.50%		01/15/2040	23,213
26,848	Federal Home Loan Mortgage Corporation, Series 3872-BA	4.00%		06/15/2041	27,775
2,157,914	Federal Home Loan Mortgage Corporation, Series 4050-BC	2.00%		05/15/2041	2,138,273
825,909	Federal Home Loan Mortgage Corporation, Series 4074-KF (1 Month LIBOR USD + 0.30%, 0.30% Floor, 7.00% Cap)	2.04%		02/15/2041	824,346
993,652	Federal Home Loan Mortgage Corporation, Series 4238-FD (1 Month LIBOR USD + 0.30%, 0.30% Floor, 7.00% Cap)	2.04%		02/15/2042	995,211
2,409,392	Federal Home Loan Mortgage Corporation, Series 4381-FK (1 Month LIBOR USD + 0.35%, 0.35% Floor, 6.50% Cap)	2.09%		06/15/2044	2,398,922
11,517,664	Federal Home Loan Mortgage Corporation, Series 4484-CD	1.75%		07/15/2030	11,398,620
6,364,324	Federal Home Loan Mortgage Corporation, Series 4631-GF (1 Month LIBOR USD + 0.50%, 0.50% Floor, 6.50% Cap)	2.24%		11/15/2046	6,367,778
11,917,438	Federal Home Loan Mortgage Corporation, Series 4725-FB (1 Month LIBOR USD + 0.35%, 0.35% Floor, 6.50% Cap)	2.09%		08/15/2047	11,836,318
16,844,247	Federal Home Loan Mortgage Corporation, Series 4768-FG (1 Month LIBOR USD + 0.30%, 0.30% Floor, 6.50% Cap)	2.04%		03/15/2048	16,682,222
9,221,842	Federal Home Loan Mortgage Corporation, Series 4824-FC (1 Month LIBOR USD + 0.35%, 0.35% Floor, 6.50% Cap)	2.09%		09/15/2048	9,155,843
8,459,763	Federal Home Loan Mortgage Corporation, Series 4842-FA (1 Month LIBOR USD + 0.35%, 0.35% Floor, 6.50% Cap)	2.09%		11/15/2048	8,409,194
108,950	Federal National Mortgage Association Pass-Thru, Pool AB3850	4.00%		11/01/2041	112,968
3,546,100	Federal National Mortgage Association Pass-Thru, Pool AL2987 (12 Month LIBOR USD + 1.63%, 1.63% Floor, 7.33% Cap)	3.90%		11/01/2042	3,650,692
2,326,398	Federal National Mortgage Association Pass-Thru, Pool AL4292	4.50%		04/01/2026	2,442,345
2,862,277	Federal National Mortgage Association, Pool AL9932	3.04%		01/01/2024	2,924,293
9,150,000	Federal National Mortgage Association, Pool AM6134	2.67%		09/01/2021	9,173,452
3,549,764	Federal National Mortgage Association, Pool BM3520 (12 Month LIBOR USD + 1.56%, 1.56% Floor, 7.00% Cap)	2.04%		05/01/2045	3,612,051
7,645,030	Federal National Mortgage Association, Series 404-F13 (1 Month LIBOR USD + 0.60%, 0.60% Floor, 7.00% Cap)	2.39%		05/25/2040	7,663,206
2,663,554	Federal National Mortgage Association, Series 2006-97-FE (1 Month LIBOR USD + 0.45%, 0.45% Floor, 6.50% Cap)	2.24%		10/25/2035	2,664,746
1,063,576	Federal National Mortgage Association, Series 2010-113-FA (1 Month LIBOR USD + 0.40%, 0.40% Floor, 7.00% Cap)	2.19%		10/25/2040	1,061,324
41,066,688	Federal National Mortgage Association, Series 2010-54-FB (1 Month LIBOR USD + 0.39%, 0.39% Floor, 7.00% Cap)	2.18%		06/25/2036	40,975,598
958,503	Federal National Mortgage Association, Series 2011-128-FK (1 Month LIBOR USD + 0.35%, 0.35% Floor, 7.00% Cap)	2.14%		07/25/2041	959,275
10,753,670	Federal National Mortgage Association, Series 2011-63-FA (1 Month LIBOR USD + 0.58%, 0.58% Floor, 6.50% Cap)	2.37%		07/25/2041	10,814,656
16,964,328	Federal National Mortgage Association, Series 2011-63-FP (1 Month LIBOR USD + 0.32%, 0.32% Floor, 7.00% Cap)	2.11%		07/25/2041	16,880,171
99,225	Federal National Mortgage Association, Series 2011-64-DB	4.00%		07/25/2041	105,778
6,778,876	Federal National Mortgage Association, Series 2011-86-KF (1 Month LIBOR USD + 0.55%, 0.55% Floor, 6.50% Cap)	2.34%		09/25/2041	6,810,852
27,677,265	Federal National Mortgage Association, Series 2011-96-FA (1 Month LIBOR USD + 0.45%, 0.45% Floor, 7.00% Cap)	2.24%		10/25/2041	27,688,729
2,409,881	Federal National Mortgage Association, Series 2012-110-MF (1 Month LIBOR USD + 0.46%, 0.46% Floor, 6.50% Cap)	2.25%		10/25/2042	2,418,334
1,076,601	Federal National Mortgage Association, Series 2012-111-JF (1 Month LIBOR USD + 0.40%, 0.40% Floor, 6.50% Cap)	2.19%		07/25/2040	1,075,958
8,707,711	Federal National Mortgage Association, Series 2012-56-FA (1 Month LIBOR USD + 0.55%, 0.55% Floor, 6.50% Cap)	2.34%		06/25/2042	8,773,623
18,349,583	Federal National Mortgage Association, Series 2012-56-FK (1 Month LIBOR USD + 0.45%, 0.45% Floor, 6.50% Cap)	2.24%		06/25/2042	18,390,448
2,482,744	Federal National Mortgage Association, Series 2013-81-EF (1 Month LIBOR USD + 0.35%, 0.35% Floor, 6.50% Cap)	2.14%		12/25/2042	2,473,819
11,435,625	Federal National Mortgage Association, Series 2016-89-FH (1 Month LIBOR USD + 0.50%, 0.50% Floor, 6.50% Cap)	2.29%		12/25/2046	11,425,807
7,323,085	Federal National Mortgage Association, Series 2017-3-FA (1 Month LIBOR USD + 0.50%, 0.50% Floor, 6.50% Cap)	2.29%		02/25/2047	7,312,068
21,532,530	Federal National Mortgage Association, Series 2017-96-FA (1 Month LIBOR USD + 0.40%, 0.40% Floor, 6.50% Cap)	2.19%		12/25/2057	21,422,352
13,442,632	Federal National Mortgage Association, Series 2018-15-JF (1 Month LIBOR USD + 0.30%, 0.30% Floor, 6.50% Cap)	2.09%		03/25/2048	13,320,705
11,351,844	Federal National Mortgage Association, Series 2018-49-FB (1 Month LIBOR USD + 0.30%, 0.30% Floor, 6.50% Cap)	2.09%		07/25/2048	11,301,089
18,030,436	Federal National Mortgage Association, Series 2018-55-FA (1 Month LIBOR USD + 0.30%, 0.30% Floor, 6.50% Cap)	2.09%		08/25/2048	17,874,943
11,655,340	Federal National Mortgage Association, Series 2018-64-FA (1 Month LIBOR USD + 0.35%, 0.35% Floor, 6.50% Cap)	2.14%		09/25/2048	11,575,820
19,615,211	Federal National Mortgage Association, Series 2018-70-HF (1 Month LIBOR USD + 0.35%, 0.35% Floor, 6.50% Cap)	2.14%		10/25/2058	19,570,375
16,982,634	Federal National Mortgage Association, Series 2018-71-FA (1 Month LIBOR USD + 0.30%, 0.30% Floor, 6.50% Cap)	2.09%		09/25/2048	16,973,082
11,175,457	Federal National Mortgage Association, Series 2018-77-FA (1 Month LIBOR USD + 0.30%, 0.30% Floor, 6.50% Cap)	2.09%		10/25/2048	11,092,466
7,815,750	Federal National Mortgage Association, Series 2019-42-KF (1 Month LIBOR USD + 0.35%, 0.35% Floor, 7.50% Cap)	2.14%		08/25/2049	7,791,575
8,572,821	Federal National Mortgage Association, Series 2019-42-LF (1 Month LIBOR USD + 0.35%, 0.35% Floor, 7.00% Cap)	2.14%		08/25/2049	8,543,884
14,588,118	Federal National Mortgage Association, Series 2019-57-FE (1 Month LIBOR USD + 0.45%, 0.45% Floor, 6.50% Cap)	2.24%		10/25/2049	14,567,900
4,820,191	Federal National Mortgage Association, Series 2019-6-KF (1 Month LIBOR USD + 0.45%, 0.45% Floor, 6.50% Cap)	2.24%		03/25/2049	4,812,226
4,877,818	Government National Mortgage Association, Series 2006-14-FA (1 Month LIBOR USD + 0.20%, 0.20% Floor, 6.50% Cap)	1.96%		03/20/2036	4,813,115
7,043,284	Government National Mortgage Association, Series 2010-115-AF (1 Month LIBOR USD + 0.45%, 0.45% Floor, 6.50% Cap)	2.21%		09/20/2040	7,026,695
6,740,272	Government National Mortgage Association, Series 2013-26-FQ (1 Month LIBOR USD + 0.45%, 0.45% Floor, 6.00% Cap)	2.19%		02/16/2043	6,723,325

Total US Government and Agency Mortgage Backed Obligations (Cost $542,920,180)					544,422,045

US Government and Agency Obligations - 5.3%
79,600,000	United States Treasury Notes	2.25%		03/31/2020	79,713,879
30,100,000	United States Treasury Notes	2.75%		09/15/2021	30,676,859
30,900,000	United States Treasury Notes	1.50%		10/31/2021	30,854,122
104,800,000	United States Treasury Notes	1.63%		04/30/2023	104,747,974
149,500,000	United States Treasury Notes	2.25%		12/31/2023	152,809,272
12,200,000	United States Treasury Notes	1.75%		06/30/2024	12,229,551

Total US Government and Agency Obligations (Cost $407,268,379)					411,031,657

Affiliated Mutual Funds - 0.6%
5,000,000	DoubleLine Low Duration Emerging Markets Fixed Income Fund (Class I)				49,450,000

Total Affiliated Mutual Funds (Cost $50,000,000)					49,450,000

Exchange Traded Funds and Common Stocks - 0.0%
89,329	Frontera Energy Corporation				672,646

Total Exchange Traded Funds and Common Stocks (Cost $8,231,569)					672,646

Short Term Investments - 5.6%
78,528,210	First American Government Obligations Fund - Class U	1.53%	t		78,528,210
78,528,210	JP Morgan U.S. Government Money Market Fund - Institutional Share Class	1.51%	t		78,528,210
78,528,210	Morgan Stanley Institutional Liquidity Funds Government Portfolio - Institutional Share Class	1.51%	t		78,528,210
61,800,000	United States Treasury Bills	0.00%		01/30/2020	61,730,295
74,400,000	United States Treasury Bills	0.00%		04/30/2020	74,025,813
61,800,000	United States Treasury Bills	0.00%		02/06/2020	61,710,776

Total Short Term Investments (Cost $432,998,969)					433,051,514

Total Investments - 99.6% (Cost $7,706,319,141)					7,711,131,803
Other Assets in Excess of Liabilities - 0.4%					31,193,830

NET ASSETS - 100.0%					$7,742,325,633

^	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers.

#

Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of December 31, 2019.

†	Perpetual Maturity

I/O	Interest only security

§

The interest rate will step up if the issuer does not redeem the bond on or before a scheduled redemption date in accordance with the terms of the instrument. The interest rate shown is the rate in effect as of December 31, 2019.

ß

The interest rate may step up conditioned upon the aggregate remaining principal balance of the underlying mortgage loans being reduced below a targeted percentage of the aggregate original principal balance of the mortgage loans. The interest rate shown is the rate in effect as of December 31, 2019.

◆	Seven-day yield as of December 31, 2019

SECURITY TYPE BREAKDOWN as a % of Net Assets:

Non-Agency Residential Collateralized Mortgage Obligations	18.0%
Non-Agency Commercial Mortgage Backed Obligations	16.8%
Foreign Corporate Bonds	15.5%
Collateralized Loan Obligations	13.6%
Asset Backed Obligations	7.6%
US Government and Agency Mortgage Backed Obligations	7.0%
US Corporate Bonds	5.7%
Short Term Investments	5.6%
US Government and Agency Obligations	5.3%
Bank Loans	2.6%
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	1.3%
Affiliated Mutual Funds	0.6%
Exchange Traded Funds and Common Stocks	0.0%	~
Other Assets and Liabilities	0.4%

	100.0%

~	Represents less than 0.05% of net assets

INVESTMENT BREAKDOWN as a % of Net Assets:

Non-Agency Residential Collateralized Mortgage Obligations	18.0%
Non-Agency Commercial Mortgage Backed Obligations	16.8%
Collateralized Loan Obligations	13.6%
Asset Backed Obligations	7.6%
Banking	7.5%
US Government and Agency Mortgage Backed Obligations	7.0%
Short Term Investments	5.6%
US Government and Agency Obligations	5.3%
Energy	3.6%
Telecommunications	1.6%
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	1.3%
Transportation	1.2%
Healthcare	0.9%
Pharmaceuticals	0.8%
Utilities	0.7%
Affiliated Mutual Funds	0.6%
Finance	0.6%
Consumer Products	0.6%
Media	0.6%
Chemicals/Plastics	0.6%
Mining	0.5%
Food Products	0.4%
Automotive	0.4%
Electronics/Electric	0.4%
Food Service	0.4%
Technology	0.4%
Conglomerates	0.3%
Hotels/Motels/Inns and Casinos	0.3%
Building and Development (including Steel/Metals)	0.3%
Aerospace & Defense	0.2%
Business Equipment and Services	0.2%
Insurance	0.2%
Real Estate	0.2%
Containers and Glass Products	0.2%
Beverage and Tobacco	0.2%
Pulp & Paper	0.1%
Industrial Equipment	0.1%
Environmental Control	0.1%
Diversified Manufacturing	0.1%
Commercial Services	0.1%
Leisure	0.0%	~
Financial Intermediaries	0.0%	~
Construction	0.0%	~
Other Assets and Liabilities	0.4%

	100.0%

~	Represents less than 0.05% of net assets

A summary of the DoubleLine Low Duration Bond Fund’s investments in affiliated mutual funds for the period ended December 31, 2019 is as follows:

Fund	Value at March 31, 2019	Gross Purchases	Gross Sales	Shares Held at December 31, 2019	Value at December 31, 2019	Change in Unrealized for the Period Ended December 31, 2019	Dividend Income Earned in the Period Ended December 31, 2019	Net Realized Gain (Loss) in the Period Ended December 31, 2019
DoubleLine Low Duration Emerging Markets Fixed Income Fund (Class I)	$49,000,000	$-	$-	5,000,000	$49,450,000	$450,000	$1,634,442	$-

	$49,000,000	$-	$-	5,000,000	$49,450,000	$450,000	$1,634,442	$-

Notes to Schedule of Investments December 31, 2019 (Unaudited)

1.  Organization

DoubleLine Funds Trust, a Delaware statutory trust (the “Trust”), is an open-end investment management company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust consists of 19 funds, DoubleLine Total Return Bond Fund, DoubleLine Core Fixed Income Fund, DoubleLine Emerging Markets Fixed Income Fund, DoubleLine Multi-Asset Growth Fund, DoubleLine Low Duration Bond Fund, DoubleLine Floating Rate Fund, DoubleLine Shiller Enhanced CAPE®, DoubleLine Flexible Income Fund, DoubleLine Low Duration Emerging Markets Fixed Income Fund, DoubleLine Selective Credit Fund, Doubleline Long Duration Total Return Bond Fund, DoubleLine Strategic Commodity Fund, DoubleLine Global Bond Fund, DoubleLine Infrastructure Income Fund, DoubleLine Ultra Short Bond Fund, DoubleLine Shiller Enhanced International CAPE®, DoubleLine Colony Real Estate and Income Fund, Doubleline Emerging Markets Local Currency Bond Fund and Doubleline Income Fund (each, a “Fund” and, collectively, the “Funds”). For financial information related to the DoubleLine Selective Credit Fund, please refer to the DoubleLine Selective Credit Fund’s separate schedule of investments. Shares of the DoubleLine Emerging Markets Local Currency Bond Fund are currently only available for purchase by employees and officers of DoubleLine Capital LP (“DoubleLine Capital”) and DoubleLine Alternatives LP (formerly DoubleLine Commodity LP) (each, an “Adviser” and, collectively, the “Advisers”), their affiliates and their family members, and the Advisers and their affiliates.

Each Fund is classified as a diversified fund under the 1940 Act, except the Global Bond Fund, the DoubleLine Emerging Markets Local Currency Bond Fund and Doubleline Income Fund, which are classified as non-diversified Funds. Currently under the 1940 Act, a diversified fund generally may not, with respect to 75% of its total assets, invest more than 5% of its total assets in the securities of any one issuer or own more than 10% of the outstanding voting securities of such issuer (except, in each case, U.S. Government securities, cash, cash items and the securities of other investment companies). The remaining 25% of a fund’s total assets is not subject to this limitation.

The Funds’ investment objectives and commencement of operations of each share class are as follows:

Commencement of Operations

Fund Name	Investment Objective	I Shares	N Shares	A Shares	R6 Shares

DoubleLine Total Return Bond Fund	Maximize total return	4/6/2010	4/6/2010	—	7/31/2019

DoubleLine Core Fixed Income Fund	Maximize current income and total return	6/1/2010	6/1/2010	—	7/31/2019

DoubleLine Emerging Markets Fixed Income Fund	Seek high total return from current income and capital appreciation	4/6/2010	4/6/2010	—	—

DoubleLine Multi-Asset Growth Fund (Consolidated)	Seek long-term capital appreciation	12/20/2010	—	12/20/2010	—

DoubleLine Low Duration Bond Fund	Seek current income	9/30/2011	9/30/2011	—	7/31/2019

DoubleLine Floating Rate Fund	Seek high level of current income	2/1/2013	2/1/2013	—	—

DoubleLine Shiller Enhanced CAPE®	Seek total return which exceeds the total return of its benchmark index	10/31/2013	10/31/2013	—	7/31/2019

DoubleLine Flexible Income Fund	Seek long-term total return while striving to generate current income	4/7/2014	4/7/2014	—	7/31/2019

DoubleLine Low Duration Emerging Markets Fixed Income Fund	Seek long-term total return	4/7/2014	4/7/2014	—	—

DoubleLine Long Duration Total Return Bond Fund	Seek long-term total return	12/15/2014	12/15/2014	—	—

DoubleLine Strategic Commodity Fund (Consolidated)	Seek long-term total return	5/18/2015	5/18/2015	—	—

DoubleLine Global Bond Fund	Seek long-term total return	12/17/2015	12/17/2015	—	—

DoubleLine Infrastructure Income Fund	Seek long-term total return while striving to generate current income	4/1/2016	4/1/2016	—	—

DoubleLine Ultra Short Bond Fund	Seek to provide a level of current income consistent with limited price volatility	6/30/2016	6/30/2016	—	—

DoubleLine Shiller Enhanced International CAPE®	Seek total return which exceeds the total return of its benchmark index over a full market cycle	12/23/2016	12/23/2016	—	—

DoubleLine Colony Real Estate and Income Fund	Seek total return which exceeds the total return of its benchmark index over a full market cycle	12/17/2018	12/17/2018	—	—

DoubleLine Emerging Markets Local Currency Bond Fund	Seek high total return from current income and capital appreciation	6/28/2019	6/28/2019	—	—

DoubleLine Income Fund	Maximize total return through investment principally in Income-producing securities	9/32019	9/3/2019	—	—

2.  Significant Accounting Policies

Each Fund is an investment company that applies the accounting and reporting guidance issued in Topic 946, “Financial Services—Investment Companies”, by the Financial Accounting Standards Board (“FASB”). The following is a summary of the significant accounting policies of the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“US GAAP”).

A. Security Valuation. The Funds have adopted US GAAP fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

•	Level 1—Unadjusted quoted market prices in active markets for identical securities

•	Level 2—Quoted prices for identical or similar assets in markets that are not active, or inputs derived from observable market data

•	Level 3—Significant unobservable inputs (including the reporting entity’s estimates and assumptions)

Notes to Financial Statements (Cont.)

Market values for domestic and foreign fixed income securities are normally determined on the basis of valuations provided by independent pricing services. Vendors typically value such securities based on one or more inputs described in the following table which is not intended to be a complete list. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed income securities in which the Funds are authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income securities. Securities that use similar valuation techniques and inputs as described in the following table are categorized as Level 2 of the fair value hierarchy. To the extent the significant inputs are unobservable, the values generally would be categorized as Level 3. Assets and liabilities may be transferred between levels.

Fixed-income class	Examples of Inputs

All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds and notes; convertible securities	Standard inputs and underlying equity of the issuer

US bonds and notes of government and government agencies	Standard inputs

Residential and commercial mortgage-backed obligations; asset-backed obligations (including collateralized loan obligations)	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information, trustee reports

Bank loans	Standard inputs

Investments in registered open-end management investment companies will be valued based upon the net asset value (“NAV”) of such investments and are categorized as Level 1 of the fair value hierarchy.

Common stocks, exchange-traded funds and financial derivative instruments, such as futures contracts or options contracts, that are traded on a national securities or commodities exchange, are typically valued at the last reported sales price, in the case of common stocks and exchange-traded funds, or, in the case of futures contracts or options contracts, the settlement price determined by the relevant exchange. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Over-the-counter financial derivative instruments, such as forward currency exchange contracts, options contracts, or swap agreements, derive their values from underlying asset prices, indices, reference rates, other inputs or a combination of these factors. These instruments are normally valued on the basis of evaluations provided by independent pricing services or broker dealer quotations. Depending on the instrument and the terms of the transaction, the value of the derivative instruments can be estimated by a pricing service provider using a series of techniques, such as simulation pricing models. The pricing models use issuer details and other inputs that are observed from actively quoted markets such as indices, spreads, interest rates, curves, dividends and exchange rates. Derivatives that use similar valuation techniques and inputs as described above are normally categorized as Level 2 of the fair value hierarchy.

Securities may be fair valued by the Adviser in accordance with the fair valuation procedures approved by the Board of Trustees (the “Board”). The Adviser’s valuation committee is generally responsible for overseeing the day to day valuation processes and reports periodically to the Board. The Adviser’s valuation committee and the pricing group are authorized to make all necessary determinations of the fair values of portfolio securities and other assets for which market quotations or third party vendor prices are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are deemed to be unreliable indicators of market or fair value.

The following is a summary of the fair valuations according to the inputs used to value the Funds’ investments as of December 31, 20191:

Category	DoubleLine Total Return Bond Fund	DoubleLine Core Fixed Income Fund	DoubleLine Emerging Markets Fixed Income Fund	DoubleLine Multi-Asset Growth Fund (Consolidated)	DoubleLine Low Duration Bond Fund	DoubleLine Floating Rate Fund

Investments in Securities

Level 1

Money Market Funds	$1,189,354,017	$384,634,197	$16,543,475	$12,419,958	$235,584,630	$6,950,221

Affiliated Mutual Funds	79,639,488	1,483,273,873	—	9,076,580	49,450,000	—

Exchange Traded Funds and Common Stocks	—	1,286,237	1,720,586	3,210,755	672,646	—

Total Level 1	1,268,993,505	1,869,194,307	18,264,061	24,707,293	285,707,276	6,950,221

Level 2

US Government and Agency Mortgage Backed Obligations	24,882,550,619	2,313,443,961	—	5,564,007	544,422,045	—

Non-Agency Residential Collateralized Mortgage Obligations	14,522,308,240	1,060,796,857	—	11,274,972	1,394,508,544	—

Non-Agency Commercial Mortgage Backed Obligations	4,012,025,333	803,584,697	—	—	1,297,157,791	—

US Government and Agency Obligations	4,163,160,760	2,424,459,076	—	—	411,031,657	—

Collateralized Loan Obligations	2,524,681,978	342,490,859	—	—	1,054,136,235	—

Asset Backed Obligations	2,049,878,065	327,459,078	—	—	589,770,423	—

Other Short Term Investments	1,498,513,416	65,332,405	—	5,458,950	197,466,884	—

US Corporate Bonds	—	1,619,431,904	—	—	438,961,292	19,912,187

Foreign Corporate Bonds	—	1,531,264,726	1,128,881,651	—	1,196,067,170	711,959

Bank Loans	—	322,886,047	—	—	202,727,632	239,506,204

Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	—	108,959,187	68,913,184	—	99,174,854	—

Municipal Bonds	—	10,787,161	—	—	—	—

Total Level 2	53,653,118,411	10,930,895,958	1,197,794,835	22,297,929	7,425,424,527	260,130,350

Level 3

Non-Agency Residential Collateralized Mortgage Obligations	303,692,065	40,498,689	—	936,253	—	—

Collateralized Loan Obligations	1,484,264	—	—	268,888	—	—

Asset Backed Obligations	—	5,645,472	—	—	—	—

Non-Agency Commercial Mortgage Backed Obligations	—	3,618,495	—	—	—	—

Foreign Corporate Bonds	—	51,002	82,503	—	—	—

Warrants	—	—	—	—	—	—

Total Level 3	305,176,329	49,813,658	82,503	1,205,141	—	—

Total	$55,227,288,245	$12,849,903,923	$1,216,141,399	$48,210,363	$7,711,131,803	$267,080,571

Other Financial Instruments

Level 1

Futures Contracts	$(19,856,182)	$—	$—	$104,501	$—	$—

Total Level 1	—	—	—	104,501	—	—

Level 2

Excess Return Swaps	—	—	—	843,394	—	—

Interest Rate Swaps	—	—	—	45,988	—	—

Total Level 2	—	—	—	889,382	—	—

Level 3	—	—	—	—	—	—

Total	$—	$—	$—	$993,883	$—	$—

Category	DoubleLine Shiller Enhanced CAPE®	DoubleLine Flexible Income Fund	DoubleLine Low Duration Emerging Markets Fixed Income Fund	DoubleLine Long Duration Total Return Bond Fund	DoubleLine Strategic Commodity Fund (Consolidated)	DoubleLine Global Bond Fund

Investments in Securities

Level 1

Money Market Funds	$491,140,377	$73,616,933	$5,559,765	$920,493	$7,122,324	$29,923,768

Affiliated Mutual Funds	300,249,400	108,421,722	—	—	—	—

Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	—	—	—	—	—	—

US Government and Agency Obligations	—	—	—	—	—	—

Exchange Traded Funds and Common Stocks	—	97,187	159,999	—	—	—

Total Level 1	791,389,777	182,135,842	5,719,764	920,493	7,122,324	29,923,768

Level 2

Non-Agency Commercial Mortgage Backed Obligations	1,063,507,765	157,808,958	—	—	—	—

US Government and Agency Obligations	964,566,790	92,148,540	—	21,375,905	—	248,967,094

Non-Agency Residential Collateralized Mortgage Obligations	960,563,604	295,411,292	—	—	—	—

Collateralized Loan Obligations	900,094,520	221,163,684	—	—	—	—

US Government and Agency Mortgage Backed Obligations	704,916,525	11,271,491	—	62,598,068	—	—

Foreign Corporate Bonds	682,611,334	240,894,951	188,106,808	—	—	—

Asset Backed Obligations	497,933,431	61,598,525	—	—	—	—

Other Short Term Investments	462,152,016	—	—	2,482,880	358,386,251	—

US Corporate Bonds	410,297,185	109,055,351	—	—	—	—

Bank Loans	329,735,792	74,212,295	—	—	—	—

Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	52,368,058	9,142,811	29,615,849	—	—	977,402,545

Total Level 2	7,028,747,020	1,272,707,898	217,722,657	86,456,853	358,386,251	1,226,369,639

Level 3

Non-Agency Commercial Mortgage Backed Obligations	2,364,229	497,931	—	—	—	—

Foreign Corporate Bonds	1,498	1,500	4,494	—	—	—

Non-Agency Residential Collateralized Mortgage Obligations	—	23,726,749	—	—	—	—

Collateralized Loan Obligations	—	212,038	—	—	—	—

Warrants	—	—	—	—	—	—

Total Level 3	2,365,727	24,438,218	4,494	—	—	—

Total	$7,822,502,524	$1,479,281,958	$223,446,915	$87,377,346	$365,508,575	$1,256,293,407

Other Financial Instruments

Level 1

Futures Contracts	$—	$—	$—	$(650,235)	$—	$—

Total Level 1	—	—	—	(650,235)	—	—

Level 2

Excess Return Swaps	799,914,815	—	—	—	16,289,493	—

Total Level 2	799,914,815	—	—	—	16,289,493	—

Level 3	—	—	—	—	—	—

Total	$799,914,815	$—	$—	$(650,235)	$16,289,493	$—

Category	DoubleLine Infrastructure Income Fund	DoubleLine Ultra Short Bond Fund	DoubleLine Shiller Enhanced International CAPE®	Doubleline Colony Real Estate and Income Fund	Doubleline Emerging Markets Local Currency Bond Fund	Doubleline Income Fund

Investments in Securities

Level 1

Money Market Funds	$11,144,972	$4,630,979	$6,620,589	$5,010,966	$88,254	$2,822,615

Affiliated Mutual Funds	—	—	2,695,123	—	—	—

Total Level 1	11,144,972	4,630,979	9,315,712	5,010,966	88,254	2,822,615

Level 2

Asset Backed Obligations	253,192,200	—	3,768,451	9,699,059	—	13,991,545

US Corporate Bonds	170,939,073	100,404,206	3,978,864	8,715,495	—	—

Foreign Corporate Bonds	97,825,872	59,373,285	4,688,791	10,346,126	478,368	—

Commercial Paper	—	158,178,788	—	—	—	—

US Government and Agency Mortgage Backed Obligations	—	17,744,229	5,192,194	11,155,423	—	—

Collateralized Loan Obligations	—	—	7,237,043	16,523,787	—	10,898,010

Non-Agency Residential Collateralized Mortgage Obligations	—	—	7,467,547	15,478,517	—	27,088,269

Non-Agency Commercial Mortgage Backed Obligations	—	—	6,773,735	18,705,487	—	30,499,685

US Government and Agency Obligations	—	—	7,451,346	16,305,862	—	5,234,386

Other Short Term Investments	—	—	3,580,331	7,858,787	—	—

Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	—	—	651,029	1,186,143	9,269,433	—

Bank Loans	—	—	—	5,922,936	—	—

Total Level 2	521,957,145	335,700,508	50,789,331	121,897,622	9,747,801	87,711,895

Level 3

Foreign Corporate Bonds	10,358,078	—	—	—	—	—

Asset Backed Obligations	2,924,147	—	—	—	—	—

Total Level 3	13,282,225	—	—	—	—	—

Total	$546,384,342	$340,331,487	$60,105,043	$126,908,588	$9,836,055	$90,534,510

Other Financial Instruments

Level 1	$—	$—	$—	$—	$—	$—

Total Level 1	—	—	—	—	—	—

Level 2

Excess Return Swaps	—	—	5,263,918	17,868,920	—	—

Forward Currency Exchange Contracts	—	—	431,324	—	—	—

Total Level 2	—	—	5,695,242	17,868,920	—	—

Level 3	—	—	—	—	—	—

Total	$—	$—	$5,695,242	$17,868,920	$—	$—

See the Schedules of Investments for further disaggregation of investment categories.

1 There were no transfers into or out of Level 1 during the period ended December 31, 2019.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

DoubleLine Multi-Asset Growth Fund (Consolidated)	Fair Value as of 3/31/2019	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)[3]	Net Accretion (Amortization)	Purchases [1]	Sales [2]	Transfers Into Level 3[4]	Transfers Out of Level 3[4]	Fair Value as of 12/31/2019	Net Change in Unrealized Appreciation (Depreciation) on securities held at 12/31/2019 [3]
Investments in Securities
Non-Agency Residential Collateralized Mortgage Obligations	$1,042,150	$-	$(99,597)	$(6,300)	$-	$-	$-	$-	$936,253	$(99,597)
Collateralized Loan Obligations	-	-	-	-	-	-	268,888	-	268,888	-

Total	$1,042,150	$-	$(99,597)	$(6,300)	$-	$-	$268,888	$-	$1,205,141	$(99,597)

1 Purchases include all purchases of securities, payups and corporate actions.

2 Sales include all sales of securities, maturities, and paydowns.

3 Any difference between Net Change in Unrealized Appreciation (Depreciation) and Net Change in Unrealized Appreciation (Depreciation) on securities held at December 31, 2019 may be due to a security that was not held or categorized as Level 3 at either period end

4 Transfers into or out of Level 3 can be attributed to changes in the availability of pricing sources and/or in the observability of significant inputs used to measure the fair value of those instruments.

The following is a summary of quantitative information about Level 3 Fair Value Measurements:

DoubleLine Multi-Asset Growth Fund (Consolidated)	Fair Value as of 12/31/2019 *	Valuation Techniques	Unobservable Input	Unobservable Input Values (Weighted Average)+	Impact to valuation from an increase to input
Non-Agency Residential Collateralized Mortgage Obligations	$936,253	Market Comparables	Market Quotes	$102.89 ($102.89)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Collateralized Loan Obligations	$268,888	Market Comparables	Market Quotes	$26.89 ($26.89)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security

* Level 3 securities are typically valued by pricing vendors. The appropriateness of fair values for these securities is monitored on an ongoing basis by the Adviser, which may include back testing, results of vendor due diligence, unchanged price review and consideration of market and/or sector events.

+ Unobservable inputs were weighted by the relative fair value of the instruments.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

DoubleLine Flexible Income Fund	Fair Value as of 3/31/2019	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)[3]	Net Accretion (Amortization)	Purchases [1]	Sales [2]	Transfers Into Level 3[4]	Transfers Out of Level 3[4]	Fair Value as of 12/31/2019	Net Change in Unrealized Appreciation (Depreciation) on securities held at 12/31/2019 [3]
Investments in Securities
Non-Agency Residential Collateralized Mortgage Obligations	$31,930,691	$26,354	$(1,353,690)	$331,998	$258,259	$(156,065)	$-	$(7,310,798)	$23,726,749	$(1,279,146)
Non-Agency Commercial Mortgage Backed Obligations	502,275	-	(4,344)	-	-	-	-	-	497,931	(4,344)
Collateralized Loan Obligations	-	-	-	-	-	-	212,038	-	212,038	-
Foreign Corporate Bonds	-	-	(195,500)	-	197,000	-	-	-	1,500	-

Total	$32,432,966	$26,354	$(1,553,534)	$331,998	$455,259	$(156,065)	$212,038	$(7,310,798)	$24,438,218	$(1,283,490)

1 Purchases include all purchases of securities, payups and corporate actions.

2 Sales include all sales of securities, maturities, and paydowns.

3 Any difference between Net Change in Unrealized Appreciation (Depreciation) and Net Change in Unrealized Appreciation (Depreciation) on securities held at December 31, 2019 may be due to a security that was not held or categorized as Level 3 at either period end.

4 Transfers into or out of Level 3 can be attributed to changes in the availability of pricing sources and/or in the observability of significant inputs used to measure the fair value of those instruments.

The following is a summary of quantitative information about Level 3 Fair Value Measurements:

DoubleLine Flexible Income Fund	Fair Value as of 12/31/2019 *	Valuation Techniques	Unobservable Input	Unobservable Input Values (Weighted Average)+	Impact to valuation from an increase to input
Non-Agency Residential Collateralized Mortgage Obligations	$23,726,749	Market Comparables	Market Quotes	$93.95 - $102.89 ($99.15)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Non-Agency Commercial Mortgage Backed Obligations	$497,931	Market Comparables	Yields	42.15% (42.15%)	Increase in yields would have resulted in the decrease in the fair value of the security
Collateralized Loan Obligations	$212,038	Enterprise Value	Market Quotes	$4.28 ($4.28)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Foreign Corporate Bonds	$1,500	Enterprise Value	EBITDA multiples	5x - 6.5x (5.75x)	Significant changes in the EBITDA multiple would have resulted in direct changes in the fair value of the security

* Level 3 securities are typically valued by pricing vendors. The appropriateness of fair values for these securities is monitored on an ongoing basis by the Adviser, which may include back testing, results of vendor due diligence, unchanged price review and consideration of market and/or sector events.

+ Unobservable inputs were weighted by the relative fair value of the instruments.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

DoubleLine Infrastructure Income Fund	Fair Value as of 3/31/2019	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)[3]	Net Accretion (Amortization)	Purchases [1]	Sales [2]	Transfers Into Level 3[4]	Transfers Out of Level 3[4]	Fair Value as of 12/31/2019	Net Change in Unrealized Appreciation (Depreciation) on securities held at 12/31/2019 [3]
Investments in Securities
Foreign Corporate Bonds	$10,288,000	$(1,280)	$261,580	$(2,083)	$-	$(188,139)	$-	$-	$10,358,078	$268,267
Asset Backed Obligations	4,987,050	10,364	(663)	-	-	(2,072,604)	-	-	2,924,147	5,555

Total	$15,275,050	$9,084	$260,917	$(2,083)	$-	$(2,260,743)	$-	$-	$13,282,225	$273,822

1 Purchases include all purchases of securities, payups and corporate actions.

2 Sales include all sales of securities, maturities, and paydowns.

3 Any difference between Net Change in Unrealized Appreciation (Depreciation) and Net Change in Unrealized Appreciation (Depreciation) on securities held at December 31, 2019 may be due to a security that was not held or categorized as Level 3 at either period end.

4 Transfers into or out of Level 3 can be attributed to changes in the availability of pricing sources and/or in the observability of significant inputs used to measure the fair value of those instruments.

The following is a summary of quantitative information about Level 3 Fair Value Measurements:

DoubleLine Infrastructure Income Fund	Fair Value as of 12/31/2019*	Valuation Techniques	Unobservable Input	Unobservable Input Values (Weighted Average)+	Impact to valuation from an increase to input
Foreign Corporate Bonds	$10,358,078	Market Comparables	Market Quotes	$107.00 ($107.00)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Asset Backed Obligations	$2,924,147	Market Comparables	Market Quotes	$99.99 ($99.99)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security

* Level 3 securities are typically valued by pricing vendors. The appropriateness of fair values for these securities is monitored on an ongoing basis by the Adviser, which may include back testing, results of vendor due diligence, unchanged price review and consideration of market and/or sector events.

+ Unobservable inputs were weighted by the relative fair value of the instruments.